UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	FROST GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Shares	Value
COMMON STOCK § — 94.9%
Consumer Discretionary — 24.9%
Amazon.com*	28,171	$18,581,310
Comcast, Cl A	80,000	4,860,800
Dollar General	74,505	6,102,705
Hilton Worldwide Holdings	260,000	5,733,000
Home Depot	109,090	14,606,060
Las Vegas Sands	90,000	4,063,500
NIKE, Cl B	129,860	7,653,948
Priceline Group*	6,390	8,585,987
Starbucks	160,050	8,999,611
Time Warner	87,590	6,581,513
Twenty-First Century Fox, Cl A	205,380	6,214,799
Walt Disney	60,860	6,284,404

		98,267,637

Consumer Staples — 5.8%
Costco Wholesale	56,882	8,425,931
CVS Health	87,065	8,750,032
Walgreens Boots Alliance	72,500	5,747,800

		22,923,763

Energy — 1.3%
Schlumberger	63,653	5,113,882

Financials — 4.9%
BlackRock, Cl A	17,761	6,328,777
Charles Schwab	247,500	7,031,475
Moody’s	61,405	5,877,687

		19,237,939

Health Care — 14.8%
Allergan*	31,830	6,893,105
Becton Dickinson	60,000	9,675,600
Biogen*	33,164	9,119,768
Bristol-Myers Squibb	127,165	9,178,770
Celgene*	95,210	9,845,666
Gilead Sciences	88,155	7,776,153
Zoetis, Cl A	124,735	5,866,287

		58,355,349

Industrials — 8.3%
Boeing	55,325	7,457,810
Canadian Pacific Railway	34,990	5,047,307
Danaher	100,000	9,675,000
Southwest Airlines	240,000	10,706,400

		32,886,517

Information Technology — 34.9%
Alphabet, Cl A*	20,354	14,408,190
Alphabet, Cl C*	16,220	11,240,622
Apple	117,896	11,051,571
Baidu ADR*	25,000	4,857,500
Cognizant Technology Solutions, Cl A*	121,547	7,094,698
Electronic Arts*	70,000	4,329,500
Facebook, Cl A*	163,190	19,187,880
Lam Research	76,860	5,872,104
MasterCard, Cl A	116,410	11,290,606
Microsoft	140,000	6,981,800
Palo Alto Networks*	25,000	3,771,750
PayPal Holdings*	221,520	8,679,154
Salesforce.com*	96,135	7,287,033
Visa, Cl A	210,100	16,228,124
Workday, Cl A*	75,000	5,623,500

		137,904,032

Total Common Stock (Cost $255,616,191)		374,689,119

Description	Shares	Value
CASH EQUIVALENT — 5.5%
AIM STIT-Government & Agency Portfolio, Private Class, 0.140%** (Cost $21,619,546)	21,619,546	$21,619,546

Total Investments — 100.4% (Cost $277,235,737)†		$396,308,665

Percentages are based on Net Assets of $394,786,946.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2016.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR – American Depositary Receipt

Cl – Class

†	At April 30, 2016, the tax basis cost of the Fund’s investments was $277,237,737, and the unrealized appreciation and depreciation were $125,376,579 and $(6,303,651), respectively.

As of April 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1700

THE ADVISORS’ INNER CIRCLE FUND II	FROST VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Shares	Value
COMMON STOCK — 99.7%
Consumer Discretionary — 16.5%
Carnival	302,300	$14,827,815
Las Vegas Sands	164,300	7,418,145
Lowe’s	126,300	9,601,326
Target	143,800	11,432,100
Walt Disney	75,700	7,816,782
Whirlpool	49,400	8,602,516

		59,698,684

Energy — 6.9%
Occidental Petroleum	158,600	12,156,690
Valero Energy	218,400	12,857,208

		25,013,898

Financials — 22.4%
American Express	117,900	7,714,197
American International Group	183,900	10,265,298
Capital One Financial	187,000	13,536,930
Citigroup	242,000	11,199,760
FNF Group	426,100	13,592,590
Lazard, Cl A	227,300	8,194,165
Nasdaq	172,800	10,663,488
Wells Fargo	113,900	5,692,722

		80,859,150

Health Care — 15.1%
Abbott Laboratories	224,300	8,725,270
AbbVie	209,200	12,761,200
Baxalta	249,500	10,466,525
Medtronic	154,700	12,244,505
Novartis ADR	137,400	10,438,278

		54,635,778

Industrials — 22.0%
Boeing	85,500	11,525,400
Eaton	102,100	6,459,867
General Electric	350,700	10,784,025
Honeywell International	64,850	7,410,409
Kansas City Southern	115,700	10,962,575
Nielsen Holdings	195,650	10,201,191
Raytheon	75,300	9,514,155
United Continental Holdings*	274,100	12,556,521

		79,414,143

Information Technology — 13.2%
Cisco Systems	462,700	12,719,623
Corning	575,300	10,740,851
eBay*	556,800	13,602,624
Microsoft	217,200	10,831,764

		47,894,862

Materials — 3.6%
Dow Chemical	247,200	13,005,192

Total Common Stock (Cost $348,332,044)		360,521,707

CASH EQUIVALENT — 0.3%
AIM STIT-Government & Agency Portfolio, Private Class, 0.140%** (Cost $989,030)	989,030	989,030

Total Investments — 100.0% (Cost $349,321,074)†		$361,510,737

Percentages are based on Net Assets of $361,667,806.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2016.

ADR – American Depositary Receipt

Cl – Class

†	At April 30, 2016, the tax basis cost of the Fund’s investments was $349,321,074, and the unrealized appreciation and depreciation were $27,023,538 and $(14,833,875), respectively.

As of April 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1700

THE ADVISORS’ INNER CIRCLE FUND II	FROST KEMPNER MULTI-CAP
SCHEDULE OF INVESTMENTS	DEEP VALUE EQUITY FUND
APRIL 30, 2016 (Unaudited)

Description	Shares	Value
COMMON STOCK — 94.4%
Consumer Discretionary — 8.7%
General Motors	144,400	$4,591,920
Honda Motor ADR	98,800	2,663,648
Johnson Controls	21,000	869,400
Target	28,800	2,289,600

		10,414,568

Consumer Staples — 2.6%
Archer-Daniels-Midland	26,900	1,074,386
Wal-Mart Stores	31,200	2,086,344

		3,160,730

Energy — 12.4%
BP ADR	104,600	3,512,468
Ensco, Cl A	141,700	1,694,732
National Oilwell Varco	44,600	1,607,384
Occidental Petroleum	35,700	2,736,405
Royal Dutch Shell ADR, Cl A	38,400	2,030,976
Schlumberger	40,700	3,269,838

		14,851,803

Financials — 18.9%
Allstate	50,500	3,285,025
Annaly Capital Management‡	228,300	2,378,886
Bank of America	250,530	3,647,717
BB&T	26,100	923,418
Capital One Financial	13,300	962,787
Citigroup	83,600	3,869,008
Lincoln National	23,067	1,002,261
Marsh & McLennan	36,300	2,292,345
XL Group, Cl A	131,150	4,292,540

		22,653,987

Health Care — 8.3%
Merck	35,000	1,919,400
Quest Diagnostics	12,800	962,176
Sanofi ADR	98,800	4,060,680
Teva Pharmaceutical Industries ADR	55,500	3,021,975

		9,964,231

Industrials — 9.0%
Boeing	30,000	4,044,000
Dover	21,900	1,438,830
Raytheon	12,400	1,566,740
Union Pacific	43,000	3,750,890

		10,800,460

Information Technology — 14.8%
Applied Materials	168,860	3,456,564
International Business Machines	32,400	4,728,456
Telefonaktiebolaget LM Ericsson ADR	310,632	2,513,013
Western Union	348,700	6,974,000

		17,672,033

Materials — 14.4%
Dow Chemical	109,600	5,766,056
Monsanto	34,500	3,231,960
Mosaic	99,150	2,775,209
Rio Tinto ADR	66,900	2,251,854
WestRock	77,100	3,226,635

		17,251,714

Description	Shares	Value
Telecommunication Services — 5.3%
AT&T	162,192	$6,296,293

Total Common Stock (Cost $117,515,049)		113,065,819

CASH EQUIVALENT — 5.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Shares, 0.170%** (Cost $6,705,007)	6,705,007	6,705,007

Total Investments — 100.0% (Cost $124,220,056)†		$119,770,826

Percentages are based on Net Assets of $119,711,250.

**	Rate shown is the 7-day effective yield as of April 30, 2016.
‡	Real Estate Investment Trust

ADR – American Depositary Receipt

Cl – Class

†	At April 30, 2016, the tax basis cost of the Fund’s investments was $124,220,056, and the unrealized appreciation and depreciation were $14,852,297 and $(19,301,527), respectively.

As of April 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1700

THE ADVISORS’ INNER CIRCLE FUND II	FROST MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Shares	Value
COMMON STOCK — 92.0%
Consumer Discretionary — 15.3%
Best Buy	11,229	$360,226
CalAtlantic Group	6,865	222,220
Chipotle Mexican Grill, Cl A*	484	203,749
Dollar Tree*	3,045	242,717
Gentex	19,117	306,637
Nordstrom	3,490	178,444
NVR*	100	166,129
TEGNA	5,460	127,545
Under Armour, Cl A*	2,705	118,858
Under Armour, Cl C*	2,705	110,364

		2,036,889

Consumer Staples — 4.6%
Church & Dwight	2,443	226,466
WhiteWave Foods, Cl A*	9,594	385,775

		612,241

Energy — 7.2%
Core Laboratories	1,851	247,405
Frank’s International	11,974	199,367
Noble Energy	10,224	369,189
Patterson-UTI Energy	7,731	152,687

		968,648

Financials — 17.0%
Evercore Partners, Cl A	4,144	213,996
Huntington Bancshares	37,366	375,902
Kimco Realty‡	9,138	256,960
Lincoln National	7,417	322,269
M&T Bank	1,713	202,682
Moody’s	2,240	214,413
Progressive	9,108	296,921
Synovus Financial	12,187	379,747

		2,262,890

Health Care — 11.8%
Agilent Technologies	5,990	245,111
CR Bard	1,381	293,007
DexCom*	2,508	161,465
Laboratory Corp of America Holdings*	3,052	382,476
Mettler-Toledo International*	410	146,759
Varian Medical Systems*	2,266	183,954
Vertex Pharmaceuticals*	1,970	166,150

		1,578,922

Industrials — 14.5%
Alaska Air Group	4,382	308,624
Fluor	4,712	257,558
Hexcel	4,130	186,965
L-3 Communications Holdings, Cl 3	2,154	283,316
Masco	11,350	348,558
Middleby*	1,800	197,352
Roper Technologies	862	151,790
Ryder System	2,876	198,214

		1,932,377

Information Technology — 15.4%
Analog Devices	5,205	293,146
Arista Networks*	3,746	249,559
Cree*	5,381	131,888
Euronet Worldwide*	1,446	111,487
Fidelity National Information Services	3,253	214,047
FLIR Systems	6,557	198,087
Juniper Networks	7,892	184,673

Description	Shares/Face Amount	Value
Red Hat*	2,749	$201,694
Sabre	9,442	273,346
Take-Two Interactive Software*	5,625	192,262

		2,050,189

Materials — 3.3%
Albemarle	2,970	196,495
Reliance Steel & Aluminum	3,293	243,583

		440,078

Utilities — 2.9%
FirstEnergy	3,985	129,871
Great Plains Energy	4,208	131,416
WEC Energy Group	2,098	122,125

		383,412

Total Common Stock (Cost $11,165,643)		12,265,646

CORPORATE OBLIGATION — 2.3%
Information Technology — 2.3%
Micron Technology (A) 3.000%, 11/15/43 (Cost $299,713)	$425,000	300,953

CASH EQUIVALENT — 5.4%
AIM STIT-Government & Agency Portfolio, Private Class, 0.140%** (Cost $726,843)	726,843	726,843

Total Investments — 99.7% (Cost $12,192,199)†		$13,293,442

Percentages are based on Net Assets of $13,338,119.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2016.
‡	Real Estate Investment Trust
(A)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2016.

Cl – Class

†	At April 30, 2016, the tax basis cost of the Fund’s investments was $12,192,199, and the unrealized appreciation and depreciation were $1,363,368 and $(262,125), respectively.

The following is a list of the level of inputs used as of April 30, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$12,265,646	$—	$—	$12,265,646
Corporate Obligation	—	300,953	—	300,953
Cash Equivalent	726,843	—	—	726,843

Total Investments in Securities	$12,992,489	$300,953	$—	$13,293,442

For the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1700

THE ADVISORS’ INNER CIRCLE FUND II	FROST CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 94.8%
Open-End Funds — 85.6%
American Beacon Acadian Emerging Markets Managed Volatility Fund	5,540	$51,360
Artisan High Income Fund	3,284	31,036
Cohen & Steers Institutional Realty Shares	1,369	63,355
Frost Credit Fund, Institutional Class Shares*	6,296	57,794
Frost Growth Equity Fund, Institutional Class Shares*	13,988	183,386
Frost Total Return Bond Fund, Institutional Class Shares*	69,604	721,790
Frost Value Equity Fund, Institutional Class Shares*	17,309	165,819
Harding Loevner International Equity Portfolio	5,148	89,881
Hartford World Bond Fund	25,027	257,780
John Hancock Funds III Disciplined Value Mid Capital Fund	4,720	91,760
Lazard International Equity Portfolio	5,268	90,238
Metropolitan West Total Return Bond Fund	37,131	403,245
T. Rowe Price International Discovery Fund	1,280	68,246
T. Rowe Price Mid-Capital Growth Fund	868	63,645
Templeton Global Bond Fund	7,266	82,836
Vanguard Total Bond Market Index Fund	36,786	401,703

		2,823,874

Exchange Traded Funds — 9.2%
iShares 7-10 Year Treasury Bond ETF	597	65,670
iShares Russell 1000 Value ETF	610	61,543
SPDR S&P 500 ETF Trust	849	175,149

		302,362

Total Registered Investment Companies (Cost $3,222,373)		3,126,236

CASH EQUIVALENT — 5.1%
AIM STIT-Liquid Assets Portfolio, Private Class, 0.140%** (Cost $168,213)	168,213	168,213

Total Investments — 99.9% (Cost $3,390,586)†		$3,294,449

Percentages are based on Net Assets of $3,296,604.
*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended April 30, 2016 are as follows:

Value of Shares Held as of 7/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Loss	Value of Shares Held as of 4/30/16	Dividend Income
Frost Credit Fund
$87,002	$2,635	$(26,816)	$(2,902)	$(2,125)	$57,794	$2,507
Frost Growth Equity Fund
$202,215	$88,069	$(63,275)	$(39,522)	$(4,101)	$183,386	$469
Frost Total Return Bond Fund
$819,377	$101,582	$(185,679)	$(6,772)	$(6,718)	$721,790	$21,537
Frost Value Equity Fund
$175,980	$50,739	$(31,638)	$(24,289)	$(4,973)	$165,819	$2,175

**	Rate shown is the 7-day effective yield as of April 30, 2016.

ETF – Exchange Traded Fund

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

†	At April 30, 2016, the tax basis cost of the Fund’s investments was $3,390,586, and the unrealized appreciation and depreciation were $14,892 and $(111,029), respectively.

As of April 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1700

THE ADVISORS’ INNER CIRCLE FUND II	FROST MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 96.5%
Open-End Funds — 75.1%
Artisan High Income Fund	47,389	$447,827
Cohen & Steers Institutional Realty Shares	19,744	913,931
Frost Credit Fund, Institutional Class Shares*	22,652	207,945
Frost Growth Equity Fund, Institutional Class Shares*	190,199	2,493,510
Frost Total Return Bond Fund, Institutional Class Shares*	170,874	1,771,963
Frost Value Equity Fund, Institutional Class Shares*	162,106	1,552,980
Harding Loevner Emerging Markets Portfolio	11,032	465,991
Harding Loevner International Equity Portfolio	59,732	1,042,919
Hartford World Bond Fund	150,974	1,555,028
John Hancock Funds III Disciplined Value Mid Capital Fund	67,764	1,317,341
Lazard International Equity Portfolio	76,080	1,303,245
Metropolitan West Total Return Bond Fund	95,984	1,042,391
T. Rowe Price International Discovery Fund	12,729	678,843
T. Rowe Price Mid-Capital Growth Fund	5,865	429,869
Templeton Global Bond Fund	88,423	1,008,018
Vanguard Total Bond Market Index Fund	94,584	1,032,861

		17,264,662

Exchange Traded Funds — 21.4%
iShares 7-10 Year Treasury Bond ETF	4,209	462,990
iShares Russell 1000 Value ETF	17,808	1,796,649
SPDR S&P 500 ETF Trust	10,853	2,238,974
Vanguard Small-Capital ETF	3,769	427,630

		4,926,243

Total Registered Investment Companies (Cost $22,970,629)		22,190,905

CASH EQUIVALENT — 3.5%
AIM STIT-Liquid Assets Portfolio, Private Class, 0.140%** (Cost $804,814)	804,814	804,814

Total Investments — 100.0% (Cost $23,775,443)†		$22,995,719

Percentages are based on Net Assets of $22,987,565.
*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended April 30, 2016 are as follows:

Value of Shares Held as of 7/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Loss	Value of Shares Held as of 4/30/16	Dividend Income
Frost Credit Fund
$435,481	$12,362	$(214,700)	$(4,639)	$(20,559)	$207,945	$11,395
Frost Growth Equity Fund
$1,973,648	$937,239	$—	$(417,377)	$—	$2,493,510	$4,701
Frost Natural Resources Fund
$101,499	$2,017	$(77,680)	$44,450	$(70,286)	$—	$2,017
Frost Total Return Bond Fund
$2,390,596	$74,492	$(639,536)	$(11,990)	$(41,599)	$1,771,963	$62,397
Frost Value Equity Fund
$1,397,030	$379,906	$—	$(223,956)	$—	$1,552,980	$17,602

**	Rate shown is the 7-day effective yield as of April 30, 2016.

ETF – Exchange Traded Fund

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

†	At April 30, 2016, the tax basis cost of the Fund’s investments was $23,775,443, and the unrealized appreciation and depreciation were $253,421 and $(1,033,145), respectively.

As of April 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1700

THE ADVISORS’ INNER CIRCLE FUND II	FROST AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 94.7%
Open-End Funds — 68.7%
Artisan High Income Fund	10,705	$101,167
Cohen & Steers Institutional Realty Shares	10,721	496,292
Frost Credit Fund, Institutional Class Shares*	10,767	98,841
Frost Growth Equity Fund, Institutional Class Shares*	133,405	1,748,944
Frost Total Return Bond Fund, Institutional Class Shares*	47,094	488,361
Frost Value Equity Fund, Institutional Class Shares*	90,622	868,161
Harding Loevner Emerging Markets Portfolio	9,024	381,163
Harding Loevner International Equity Portfolio	45,588	795,966
Hartford World Bond Fund	50,710	522,308
John Hancock Funds III Disciplined Value Mid Capital Fund	39,421	766,351
Lazard International Equity Portfolio	46,914	803,644
Metropolitan West Total Return Bond Fund	25,137	272,987
T. Rowe Price International Discovery Fund	5,455	290,933
T. Rowe Price Mid-Capital Growth Fund	5,205	381,473
Templeton Global Bond Fund	33,286	379,457
Vanguard Total Bond Market Index Fund	25,178	274,947

		8,670,995

Exchange Traded Funds — 26.0%
iShares 7-10 Year Treasury Bond ETF	2,325	255,750
iShares Russell 1000 Value ETF	8,865	894,390
SPDR S&P 500 ETF Trust	8,878	1,831,531
Vanguard Small-Capital ETF	2,652	300,896

		3,282,567

Total Registered Investment Companies (Cost $12,416,756)		11,953,562

CASH EQUIVALENT — 5.4%
AIM STIT-Liquid Assets Portfolio, Private Class, 0.140%** (Cost $684,916)	684,916	684,916

Total Investments — 100.1% (Cost $13,101,672)†		$12,638,478

Percentages are based on Net Assets of $12,627,246.
*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended April 30, 2016 are as follows:

Value of Shares Held as of 7/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 4/30/16	Dividend Income
Frost Cinque Large Cap Buy-Write Equity Fund
$44,589	$141	$(43,677)	$(1,572)	$519	$—	$141
Frost Credit Fund
$134,131	$4,419	$(31,100)	$(6,626)	$(1,983)	$98,841	$4,259
Frost Growth Equity Fund
$1,484,550	$545,166	$—	$(280,772)	$—	$1,748,944	$3,109
Frost Natural Resources Fund
$72,253	$156,038	$(181,009)	$11,609	$(58,891)	$—	$4,699
Frost Total Return Bond Fund
$481,004	$15,936	$—	$(8,579)	$—	$488,361	$13,954
Frost Value Equity Fund
$721,233	$249,150	$—	$(102,222)	$—	$868,161	$8,609

**	Rate shown is the 7-day effective yield as of April 30, 2016.

ETF – Exchange Traded Fund

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

†	At April 30, 2016, the tax basis cost of the Fund’s investments was $13,101,672, and the unrealized appreciation and depreciation were $56,531 and $(519,725), respectively.

As of April 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1700

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 30.4%
Agency Mortgage-Backed Obligations — 12.2%
FHLMC
6.000%, 05/01/26 to 11/01/47	$740,832	$835,125
5.500%, 12/01/37	270,378	304,510
5.000%, 04/01/24	359,209	394,635
3.073%, 01/01/45 (A)	13,884,485	14,400,310
2.577%, 08/01/37 (A)	731,082	769,293
2.375%, 06/01/43 (A)	15,338,878	15,676,284
2.149%, 02/01/37 (A)	2,979,651	3,130,908
FHLMC REMIC, Ser 2010-3695, Cl DI, IO
4.500%, 05/15/30	2,090,741	188,697
FHLMC REMIC, Ser 2010-3747, Cl HX
4.500%, 11/15/39	10,000,000	11,193,821
FHLMC REMIC, Ser 2011-3834, Cl AI, IO
4.000%, 02/15/29	3,480,362	116,084
FHLMC REMIC, Ser 2011-3875, Cl GK
2.250%, 06/15/26	1,271,794	1,289,720
FHLMC REMIC, Ser 2011-3898, Cl FC
0.943%, 11/15/36 (A)	3,803,285	3,831,693
FHLMC, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	3,587,952	546,823
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	9,034,408	10,070,800
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	15,481,323	1,371,125
FHLMC, Ser 2012-4054, Cl HI, IO
3.000%, 05/15/26	11,541,564	833,864
FHLMC, Ser 2012-4077, Cl AI, IO
3.000%, 01/15/27	25,136,488	2,150,017
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	7,741,585	664,584
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	24,547,994	2,109,390
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	35,322,797	4,514,769
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	14,366,323	1,220,031
FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	34,941,785	4,936,289
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	23,515,443	2,411,306
FHLMC, Ser 2015-4492, Cl MA
4.000%, 07/15/43	7,644,203	8,194,673
FNMA
5.500%, 07/01/36 to 12/01/47	563,855	622,600
5.000%, 04/01/19 to 05/01/35	1,374,362	1,445,593
4.500%, 02/01/39 to 08/01/41	13,805,758	15,094,031

3.500%, 10/01/40 to 11/01/40	1,998,635	2,097,891
3.372%, 02/01/42 (A)	7,096,420	7,416,700
2.788%, 10/01/42 (A)	7,169,599	7,424,770
2.710%, 08/01/23	286,851	296,810
2.550%, 01/01/38 (A)	7,092,543	7,482,667
2.268%, 07/01/37 (A)	4,172,176	4,365,315
FNMA REMIC, Ser 2005-66, Cl FD
0.733%, 07/25/35 (A)	1,577,292	1,572,515
FNMA REMIC, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	7,879,538	724,082
FNMA REMIC, Ser 2011-121, Cl JP
4.500%, 12/25/41	1,017,973	1,089,996
FNMA REMIC, Ser 2012-13, Cl JP
4.500%, 02/25/42	781,796	832,409

Description	Face Amount	Value
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	$3,231,308	$646,261
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	4,884,509	876,660
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	5,401,212	977,738
FNMA STRIPS, Ser 2010-405, Cl 2, IO
4.000%, 10/25/40	6,100,165	907,889
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	9,213,374	1,466,913
FNMA STRIPS, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	16,717,726	1,791,366
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	5,000,000	5,219,015
FNMA, Ser 2011-4, Cl PI, IO
5.000%, 04/25/40	3,722,946	414,697
FNMA, Ser 2012-100, Cl I, IO
2.500%, 07/25/22	10,479,975	592,752
FNMA, Ser 2012-31, Cl LI, IO
4.000%, 07/25/40	12,996,842	987,163
FNMA, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	28,749,606	2,620,686
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	11,531,090	2,175,197
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	5,000,000	5,120,403
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	10,336,890	887,277
FNMA, Ser 2013-36, Cl MH
2.500%, 12/25/36	10,000,000	10,077,322
FNMA, Ser 2013-5, Cl BD
2.000%, 03/25/40	3,599,658	3,604,518
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	18,487,733	2,211,536
FNMA, Ser 2014-59, Cl CI, IO
3.000%, 08/25/40	7,589,116	940,528
FNMA, Ser 2016-K54, Cl C
4.051%, 02/25/26	5,000,000	3,838,287
GNMA
4.500%, 06/15/39	1,080,373	1,183,947
1.875%, 09/20/40 (A)	1,427,634	1,468,437
GNMA REMIC, Ser 2009-108, Cl WG
4.000%, 09/20/38	1,043,310	1,084,771
GNMA REMIC, Ser 2011-125, Cl BI, IO
4.000%, 12/20/30	12,942,138	847,042
GNMA, Ser 2010-138, Cl PI, IO
4.000%, 08/20/38	1,891,163	110,141
GNMA, Ser 2012-10, Cl LD
3.000%, 07/20/40	5,142,596	5,336,680
GNMA, Ser 2012-65, Cl AI, IO
3.500%, 03/20/36	5,281,821	274,662
GNMA, Ser 2013-144, Cl UB
3.500%, 10/16/28	934,731	983,570
GNMA, Ser 2013-170, Cl QI, IO
5.500%, 11/20/43 (A)	35,310,306	6,967,966
GNMA, Ser 2013-36, Cl GD
3.000%, 03/20/43	2,000,000	2,067,314

GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	7,233,354	764,103
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	16,919,924	2,068,204

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Face Amount	Value
GNMA, Ser 2014-151, Cl HI, IO
3.500%, 07/20/39	$28,757,615	$1,594,245
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	8,604,228	1,111,012
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	29,958,476	3,024,365
GNMA, Ser 2015-134, Cl LV
3.500%, 12/20/26	2,871,268	3,106,088
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	27,873,334	2,555,505

		221,524,390

Commercial Mortgage-Backed Obligations — 15.1%
A10 Securitization, Ser 2013-2, Cl C
5.120%, 11/15/27 (B)	1,500,000	1,480,914
A10 Securitization, Ser 2013-2, Cl B
4.380%, 11/15/27 (B)	2,000,000	1,957,825
ACRE Commercial Mortgage Trust, Ser 2014-FL2, Cl D
3.826%, 08/15/31 (A)(B)	1,500,000	1,462,406
BAMLL Re-REMIC Trust, Ser 2014-FRR7, Cl A
2.691%, 10/26/44 (A)(B)	6,020,000	5,937,009
Banc of America Commercial Mortgage Trust, Ser 2006-6, Cl B
5.480%, 10/10/45	9,645,000	9,523,152
Banc of America Commercial Mortgage Trust, Ser 2006-6, Cl AJ
5.421%, 10/10/45	4,500,000	4,474,430
Banc of America Commercial Mortgage Trust, Ser 2007-3, Cl AJ
5.716%, 06/10/49 (A)	2,000,000	1,989,163
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl B
6.262%, 02/10/51 (A)(B)	4,925,000	4,849,338
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl AJ
6.262%, 02/10/51 (A)	5,000,000	5,072,469
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-6, Cl H
5.378%, 09/10/47 (A)	2,000,000	1,994,638
BBCMS Trust, Ser 2015-STP, Cl D
4.427%, 09/10/28 (A)(B)	5,000,000	5,018,457
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl E
4.997%, 06/11/41 (A)(B)	4,863,953	4,849,348
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (A)	9,150,000	8,987,337
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl D
5.158%, 05/15/43 (A)	2,003,005	1,932,649
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ
6.085%, 03/15/49 (A)	4,981,926	4,977,207
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
4.200%, 06/10/48 (A)	5,000,000	4,789,548
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl D
5.303%, 07/15/44 (A)	331,643	331,535

Description	Face Amount	Value
Commercial Mortgage Trust, Ser 2012-CR2, Cl C
4.862%, 08/15/45 (A)	$1,000,000	$1,049,374
Commercial Mortgage Trust, Ser 2014-LC15, Cl D
4.944%, 04/10/47 (A)(B)	9,500,000	7,579,642
Credit Suisse Commercial Mortgage Trust, Ser 2007-C4, Cl AJ
5.941%, 09/15/39 (A)	5,000,000	4,952,579
Credit Suisse Commercial Mortgage Trust, Ser 2007-C4, Cl A1AJ
5.941%, 09/15/39 (A)	5,000,000	4,942,350
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
6.067%, 02/15/41 (A)(B)	5,000,000	4,612,107
Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl G
6.930%, 02/15/34 (B)	13,225	13,182
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
0.683%, 04/15/37 (A)	814,565	665,602
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl F
5.100%, 08/15/38 (A)	4,850,000	4,824,122
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C
5.699%, 11/10/46 (A)(B)	1,000,000	1,099,665
FREMF Mortgage Trust, Ser 2011-K15, Cl B
5.116%, 08/25/44 (A)(B)	4,000,000	4,405,620
FREMF Mortgage Trust, Ser 2012-K21, Cl C
4.071%, 07/25/45 (A)(B)	5,000,000	4,876,924
FREMF Mortgage Trust, Ser 2012-K22, Cl C
3.686%, 08/25/45 (A)(B)	1,000,000	952,640
FREMF Mortgage Trust, Ser 2012-K710, Cl C
3.819%, 06/25/47 (A)(B)	2,000,000	2,001,826
FREMF Mortgage Trust, Ser 2012-KF01, Cl C
4.691%, 10/25/44 (A)(B)	4,500,000	4,588,182
FREMF Mortgage Trust, Ser 2015-K720, Cl B
3.506%, 07/25/22 (A)(B)	5,000,000	4,563,685
FREMF Mortgage Trust, Ser 2015-K721, Cl C
3.681%, 11/25/47 (A)(B)	1,500,000	1,216,740
GS Mortgage Securities Trust, Ser 2005-GG4, Cl D
4.939%, 07/10/39 (A)	5,178,209	5,009,460
Impact Funding, Ser 2001-AA, Cl B
5.281%, 07/25/33 (A)(B)	117,323	128,609
Impact Funding, Ser 2001-AA, Cl D
5.941%, 07/25/33 (A)(B)	87,994	92,156
Impact Funding, Ser 2001-AA, Cl C
5.481%, 07/25/33 (A)(B)	293,310	324,724
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AMS
5.337%, 05/15/47	3,000,000	2,991,365
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.999%, 02/15/51 (A)(B)	111,787	—

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Face Amount	Value
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.010%, 02/15/51 (A)	$5,000,000	$4,794,521
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM
5.460%, 01/15/49 (A)	8,500,000	8,382,346
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl E
6.116%, 06/15/38 (A)	3,000,000	2,993,219
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl F
5.876%, 06/15/38 (A)	4,700,000	4,347,500
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl E
5.582%, 02/15/40 (A)	4,000,000	3,910,771
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ
6.115%, 07/15/40 (A)	1,000,000	992,282
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl C
6.240%, 09/15/45 (A)	10,450,000	9,057,881
LStar Commercial Mortgage Trust, Ser 2014-2, Cl D
5.041%, 01/20/41 (A)(B)	3,752,000	3,647,479
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl AM
5.838%, 06/12/50 (A)	3,000,000	2,932,052
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl B
5.303%, 12/12/49 (A)	6,306,000	6,074,400
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C
4.912%, 05/15/49 (A)	2,413,000	2,382,114
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/49 (A)	250,000	246,244
Morgan Stanley Capital I, Ser 2007-T27, Cl B
5.645%, 06/11/42 (A)(B)	500,000	448,215
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ
5.645%, 06/11/42 (A)	10,000,000	9,657,756
Morgan Stanley Capital I, Ser 2011-C1, Cl C
5.440%, 09/15/47 (A)(B)	2,000,000	2,217,434
New York Mortgage Securitization Trust, Ser 2013-1, Cl A
5.683%, 08/27/24 (A)(B)	8,000,000	8,050,000
NorthStar, Ser 2013-1A, Cl B
5.433%, 08/25/29 (A)(B)	3,253,308	3,239,495
RAIT Trust, Ser 2014-FL3, Cl C
3.833%, 12/15/31 (A)(B)	5,639,834	5,474,241
RAIT Trust, Ser 2015-FL5, Cl C
5.083%, 01/15/31 (A)(B)	4,000,000	3,985,002
Resource Capital, Ser 2015-CRE3, Cl C
3.591%, 03/15/32 (A)(B)	5,000,000	4,863,021
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.535%, 05/10/45 (A)(B)	4,750,000	5,113,926
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E
4.889%, 05/10/63 (A)(B)	15,254,806	14,550,415

Description	Face Amount	Value
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C
4.958%, 08/10/49 (A)(B)	$3,000,000	$3,157,449
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.497%, 12/10/45 (A)(B)	13,384,000	12,946,826
Velocity Commercial Capital Loan Trust, Ser 2011-1
4.433%, 08/25/40 (A)(B)	1,683,649	1,696,426
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl C
5.483%, 12/15/43 (A)	5,000,000	4,571,268
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AJ
5.413%, 12/15/43 (A)	5,000,000	4,922,221
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.878%, 01/15/59 (A)	5,000,000	4,966,268
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (A)(B)	2,000,000	1,465,624
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C
4.630%, 03/15/46 (A)	3,000,000	3,150,718

		274,755,093

Non-Agency Residential Mortgage-Backed Obligations — 3.1%
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (A)(B)	8,825,580	9,007,563
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.909%, 04/25/43 (A)(B)	288,511,772	12,996,590
WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1
3.941%, 06/20/44 (A)(B)	5,815,987	6,023,862
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1
4.000%, 09/20/44 (A)(B)	5,534,942	5,796,378
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3
3.500%, 11/20/44 (A)(B)	6,317,222	6,398,146
WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11
3.500%, 02/20/45 (A)(B)	7,328,677	7,479,397
WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3
3.500%, 03/20/45 (A)(B)	7,651,660	7,804,456

		55,506,392

Total Mortgage-Backed Securities (Cost $576,609,531)		551,785,875

U.S. TREASURY OBLIGATIONS — 24.0%
U.S. Treasury Bills
0.204%, 05/12/16	500,000	499,980
U.S. Treasury Bonds
10.000%, 02/15/46	250,000	109,520
2.500%, 02/15/46	10,000,000	9,662,890
U.S. Treasury Inflationary Protection Security
1.125%, 01/15/21	5,419,600	5,791,493
1.000%, 02/15/46	3,002,100	3,142,032
0.125%, 04/15/20	1,012,510	1,033,842

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Face Amount	Value
U.S. Treasury Notes
2.500%, 05/15/24	$25,000,000	$26,511,725
2.375%, 08/15/24	50,000,000	52,515,600
2.250%, 11/15/24 to 11/15/25	110,000,000	114,321,505
2.000%, 08/15/25	50,000,000	50,851,550
1.750%, 10/31/20	70,000,000	71,536,710
1.625%, 02/15/26	5,000,000	4,913,280
1.000%, 02/15/18	50,000,000	50,216,800
0.500%, 02/28/17	22,000,000	21,989,682
0.388%, 10/31/17 (A)	21,500,000	21,519,844

Total U.S. Treasury Obligations (Cost $423,875,002)		434,616,453

CORPORATE OBLIGATIONS — 17.6%
Consumer Discretionary — 2.7%
Block Financial
4.125%, 10/01/20	5,000,000	5,112,315
Choice Hotels International
5.750%, 07/01/22	5,179,000	5,567,425
Dillard’s
7.875%, 01/01/23	3,844,000	4,537,738
7.750%, 05/15/27	1,495,000	1,724,794
7.750%, 07/15/26	2,487,000	2,875,959
General Motors Financial
4.000%, 01/15/25	9,000,000	9,072,171
Interpublic Group of Companies
4.200%, 04/15/24	4,500,000	4,710,375
Lear
5.250%, 01/15/25	1,500,000	1,593,750
Mohawk Industries
3.850%, 02/01/23	5,975,000	6,170,622
Valeant Pharmaceuticals International
6.750%, 08/15/18 (B)	1,500,000	1,447,500
Volkswagen Group of America Finance
2.125%, 05/23/19 (B)	1,000,000	995,252
Volkswagen International Finance
1.125%, 11/18/16 (B)	6,110,000	6,108,448

		49,916,349

Energy — 5.7%
Apache Finance Canada
7.750%, 12/15/29	4,138,000	5,101,691
Global Marine
7.000%, 06/01/28	3,000,000	1,770,000
Hiland Partners
5.500%, 05/15/22 (B)	10,030,000	9,914,966
Lukoil International Finance
4.563%, 04/24/23	3,000,000	2,917,110
Noble Holding International
6.050%, 03/01/41	750,000	483,750
5.000%, 03/16/18	1,000,000	980,000
2.500%, 03/15/17	6,699,000	6,539,899
Northern Oil and Gas
8.000%, 06/01/20	6,140,000	4,973,400
Petrobras Global Finance
3.500%, 02/06/17	15,385,000	15,233,458
Pioneer Natural Resources
3.950%, 07/15/22	10,450,000	10,829,168
Seadrill
6.125%, 09/15/17	300,000	143,250
6.125%, 09/15/17 (B)	9,750,000	4,655,625

Description	Face Amount	Value
Southwestern Energy
7.500%, 02/01/18	$772,000	$758,490
TMX Finance
8.500%, 09/15/18 (B)	4,085,000	3,186,300
Transocean
6.500%, 11/15/20	22,980,000	18,944,252
Weatherford International
4.500%, 04/15/22	10,835,000	9,525,048
Williams Partners
4.875%, 03/15/24	2,600,000	2,368,592
4.875%, 05/15/23	5,000,000	4,589,010

		102,914,009

Financials — 4.9%
Assured Guaranty US Holdings
5.000%, 07/01/24	9,222,000	9,813,831
Capital One Financial
4.200%, 10/29/25	500,000	511,025
Enova International
9.750%, 06/01/21	17,000,000	12,750,000
Farmers Exchange Capital
7.050%, 07/15/28 (B)	6,075,000	7,185,139
Genworth Holdings
7.625%, 09/24/21	8,380,000	7,039,200
Ladder Capital Finance Holdings
7.375%, 10/01/17	25,568,000	25,631,920
Navient MTN
5.500%, 01/25/23	14,000,000	12,582,500
3.003%, 12/15/20 (A)	3,525,000	2,925,750
Societe Generale
5.000%, 01/17/24 (B)	4,025,000	4,175,611
Wachovia
6.605%, 10/01/25	5,650,000	6,934,200

		89,549,176

Health Care — 0.3%
St. Jude Medical
3.250%, 04/15/23	5,200,000	5,324,046

Industrials — 0.4%
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	6,908,035
Icahn Enterprises
4.875%, 03/15/19	1,000,000	992,500

		7,900,535

Information Technology — 2.0%
BMC Software
7.250%, 06/01/18	24,479,000	21,786,310
BMC Software Finance
8.125%, 07/15/21 (B)	250,000	185,000
DynCorp International
10.375%, 07/01/17	13,014,000	10,996,830
Harris
5.550%, 10/01/21	1,168,000	1,303,160
Rackspace Hosting
6.500%, 01/15/24 (B)	500,000	494,375
Western Digital
10.500%, 04/01/24 (B)	1,000,000	972,500

		35,738,175

Materials — 1.1%
Cliffs Natural Resources
8.000%, 09/30/20 (B)	390,000	255,450
5.950%, 01/15/18	1,450,000	899,000

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Face Amount	Value
Glencore Finance Canada
3.600%, 01/15/17 (B)	$4,125,000	$4,140,468
Packaging Corp of America
4.500%, 11/01/23	8,817,000	9,389,488
Teck Resources
3.150%, 01/15/17	4,730,000	4,682,700

		19,367,106

Telecommunication Services — 0.5%
Sprint Communications
9.125%, 03/01/17	3,000,000	3,093,750
6.000%, 12/01/16	2,000,000	2,010,000
Unison Ground Lease Funding
5.780%, 03/15/20 (B)	4,000,000	3,886,440

		8,990,190

Total Corporate Obligations (Cost $337,247,798)		319,699,586

ASSET-BACKED SECURITIES — 10.1%
Automotive — 6.9%
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl D
4.940%, 06/15/20 (B)	4,000,000	4,022,929
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl D
5.200%, 04/12/21 (B)	1,750,000	1,758,747
American Credit Acceptance Receivables Trust, Ser 2014-2, Cl D
4.960%, 05/10/21 (B)	3,750,000	3,709,718
American Credit Acceptance Receivables Trust, Ser 2014-3, Cl D
4.700%, 11/10/21 (B)	3,000,000	2,949,429
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl D
5.240%, 02/10/22 (B)	7,000,000	6,752,453
American Credit Acceptance Receivables Trust, Ser 2015-3, Cl C
4.840%, 10/12/21 (B)	5,000,000	4,987,937
American Credit Acceptance Receivables Trust, Ser 2016-2, Cl D
8.150%, 01/12/23 (B)	3,250,000	3,245,312
Bush Truck Leasing, Ser 2011-AA, Cl C
5.000%, 09/25/18 (B)	448,591	443,033
CarFinance Capital Auto Trust, Ser 2014-2A, Cl D
4.280%, 11/16/20 (B)	3,610,000	3,488,654
CarFinance Capital Auto Trust, Ser 2015-1A, Cl D
4.660%, 06/15/21 (B)	3,370,000	3,300,139
Carnow Auto Receivables Trust, Ser 2014-1A, Cl E
5.530%, 01/15/20 (B)	1,000,000	980,844
Carnow Auto Receivables Trust, Ser 2015-1A, Cl D
5.830%, 04/15/20 (B)	5,000,000	5,042,571
CPS Auto Receivables Trust, Ser 2012-A, Cl D
8.590%, 06/17/19 (B)	12,820	12,914
CPS Auto Receivables Trust, Ser 2013-D, Cl D
5.540%, 11/15/19 (B)	1,850,000	1,814,492

Description	Face Amount	Value
CPS Auto Receivables Trust, Ser 2014-C, Cl D
4.830%, 08/17/20 (B)	$1,000,000	$939,063
CPS Auto Receivables Trust, Ser 2014-D, Cl E
6.210%, 02/15/22 (B)	2,000,000	1,870,691
CPS Auto Receivables Trust, Ser 2015-C, Cl E
6.540%, 08/16/21 (B)	1,750,000	1,672,716
CPS Auto Receivables Trust, Ser 2016-A, Cl E
7.650%, 12/15/21 (B)	6,000,000	6,025,964
CPS Auto Receivables Trust, Ser 2016-B, Cl E
8.140%, 05/15/23 (B)	6,500,000	6,428,303
CPS Auto Trust, Ser 2012-C, Cl E
7.500%, 12/16/19 (B)	132,423	132,331
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl C
3.520%, 02/15/19 (B)	2,000,000	2,004,983
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl D
6.810%, 08/17/20 (B)	4,700,000	4,710,261
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl D
4.930%, 12/15/20 (B)	1,240,000	1,207,958
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D
5.830%, 12/15/21 (B)	9,000,000	8,744,887
Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D
6.550%, 10/17/22 (B)	5,000,000	4,883,580
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl C
5.520%, 10/15/21 (B)	3,000,000	2,994,235
Flagship Credit Auto Trust, Ser 2014-1, Cl D
4.830%, 06/15/20 (B)	2,080,000	2,039,699
Flagship Credit Auto Trust, Ser 2015-1, Cl D
5.260%, 07/15/21 (B)	5,190,000	4,903,601
Flagship Credit Auto Trust, Ser 2015-1, Cl E
5.990%, 07/15/22 (B)	3,000,000	2,849,702
Flagship Credit Auto Trust, Ser 2015-3, Cl D
7.120%, 11/15/22 (B)	5,000,000	4,919,150
Flagship Credit Auto Trust, Ser 2016-1, Cl D
8.590%, 05/15/23 (B)	15,380,000	15,195,322
GO Financial Auto Securitization Trust, Ser 2015-2, Cl C
7.480%, 10/15/21 (B)	5,000,000	5,016,006
Westlake Automobile Receivables Trust, Ser 2016-1A, Cl E
6.520%, 06/15/22 (B)	5,000,000	4,980,004

		124,027,628

Credit Cards — 0.4%
Capital One Multi-Asset Execution Trust, Ser 2014-A1, Cl A
0.828%, 11/15/19 (A)	1,760,000	1,758,824

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Face Amount	Value
Chase Issuance Trust, Ser 2012-A10, Cl A10
0.693%, 12/16/19 (A)	$2,000,000	$1,999,348
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
0.719%, 05/26/20 (A)	4,000,000	4,001,649

		7,759,821

Other Asset-Backed Securities — 1.7%
321 Henderson Receivables I, Ser 2010-2A, Cl B
7.450%, 01/15/50 (B)	4,318,945	4,846,411
321 Henderson Receivables I, Ser 2012-1A, Cl B
7.140%, 02/15/67 (B)	993,325	1,175,927
321 Henderson Receivables I, Ser 2012-2A, Cl B
6.770%, 10/17/61 (B)	2,500,000	2,951,400
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, 02/25/37 (A)	1,000,000	—
Nations Equipment Finance Funding, Ser 2016-1A, Cl C
5.000%, 01/20/25	7,860,000	6,956,807
OneMain Financial Issuance Trust, Ser 2014-2A, Cl C
4.330%, 09/18/24 (B)	2,080,000	2,011,238
Sierra Receivables Funding, Ser 2011-3A, Cl C
9.310%, 07/20/28 (B)	409,414	417,734
Springleaf Funding Trust, Ser 2015-AA, Cl C
5.040%, 11/15/24 (B)	2,000,000	1,896,481
TAL Advantage V, Ser 2014-3A, Cl B
4.150%, 11/21/39 (B)	6,308,750	6,036,558
Trip Rail Master Funding, Ser 2011-1A, Cl A2
6.024%, 07/15/41 (B)	3,000,000	3,352,574
Westgate Resorts, Ser 2014-AA, Cl A
6.250%, 10/20/26 (B)	1,230,565	1,227,489

		30,872,619

Student Loan — 1.1%
Brazos Student Finance, Ser 2009-1, Cl B
3.130%, 12/27/39 (A)	5,000,000	4,724,131
National Collegiate Student Loan Trust, Ser 2005-1, Cl A4
0.679%, 11/27/28 (A)	1,802,574	1,777,885
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
1.939%, 07/25/47 (A)(B)	10,000,000	9,021,432
SLM Student Loan Trust, Ser 2012-7, Cl B
2.233%, 09/25/43 (A)	5,000,000	4,378,699

		19,902,147

Total Asset-Backed Securities (Cost $184,640,892)		182,562,215

COLLATERALIZED LOAN OBLIGATIONS — 10.0%
Collateralized Loan Obligations — 10.0%
AMMC CLO X, Ser 2012-10A, Cl D
5.117%, 04/11/22 (A)(B)	4,000,000	3,975,144
Atrium CDO XI, Ser 2014-11A, Cl D
4.538%, 10/23/25 (A)(B)	10,000,000	9,654,050

Description	Face Amount	Value
Avery Point IV CLO, Ser 2014-1A, Cl B1
2.738%, 04/25/26 (A)(B)	$7,500,000	$7,499,452
Babson CLO, Ser 2012-1A, Cl C
4.622%, 04/15/22 (A)(B)	3,000,000	2,911,893
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl C
3.874%, 01/20/26 (A)(B)	2,000,000	1,727,460
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl D
6.180%, 04/18/27 (A)(B)	1,000,000	860,638
Benefit Street Partners CLO VIII, Ser 2015-8A, Cl C
4.223%, 01/20/28 (A)(B)	4,200,000	3,915,757
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D
5.862%, 02/14/25 (A)(B)	4,000,000	3,642,528
Emerson Park CLO, Ser 2013-1A, Cl D
4.372%, 07/15/25 (A)(B)	4,500,000	4,173,098
Fortress Credit Investments IV, Ser 2015-4A, Cl C
3.520%, 07/17/23 (A)(B)	6,000,000	5,743,254
Fortress Credit Investments IV, Ser 2015-4A, Cl D
4.120%, 07/17/23 (A)(B)	6,000,000	5,572,764
Galaxy XIV CLO, Ser 2012-14A, Cl C1
3.462%, 11/15/24 (A)(B)	3,500,000	3,416,532
Galaxy XIV CLO, Ser 2012-14A, Cl D
4.762%, 11/15/24 (A)(B)	3,000,000	2,843,124
Golub Capital Partners CLO, Ser 2014-19A, Cl C
4.119%, 04/26/26 (A)(B)	10,000,000	8,787,850
Golub Capital Partners CLO, Ser 2015-24A, Cl D
4.584%, 02/05/27 (A)(B)	5,000,000	4,316,255
Keuka Park CLO, Ser 2013-1A, Cl C
3.174%, 10/21/24 (A)(B)	2,000,000	1,929,426
Keuka Park CLO, Ser 2013-1A, Cl E
5.124%, 10/21/24 (A)(B)	1,972,000	1,571,436
KKR CLO Trust, Ser 2012-1A, Cl C
5.012%, 12/15/24 (A)(B)	7,750,000	7,493,731
Madison Park Funding XII, Ser 2014-12A, Cl D
4.124%, 07/20/26 (A)(B)	5,000,000	4,608,200
Madison Park Funding XII, Ser 2014-12A, Cl C
3.724%, 07/20/26 (A)(B)	13,000,000	12,978,173
MCF CLO IV, Ser 2014-1A, Cl C
3.580%, 10/15/25 (A)(B)	4,000,000	3,810,276
Newstar Trust, Ser 2012-2A, Cl C
4.874%, 01/20/23 (A)(B)	8,000,000	7,757,168
NXT Capital CLO, Ser 2015-1A, Cl E
6.924%, 04/21/27 (A)(B)	15,500,000	12,212,791
Oak Hill Credit Partners VII, Ser 2012-7A, Cl D
4.370%, 11/20/23 (A)(B)	6,500,000	6,234,780
Oak Hill Credit Partners X, Ser 2014-10A, Cl C
3.724%, 07/20/26 (A)(B)	5,100,000	5,068,982
Oaktree CLO, Ser 2014-2A, Cl D
5.874%, 10/20/26 (A)(B)	3,000,000	2,047,500

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Face Amount	Value
Octagon Investment Partners XX, Ser 2014-1A, Cl C
3.156%, 08/12/26 (A)(B)	$5,500,000	$5,317,152
Octagon Investment Partners XX, Ser 2014-1A, Cl D
4.006%, 08/12/26 (A)(B)	3,500,000	3,160,906
Octagon Investment Partners XXI, Ser 2014-1A, Cl B
3.818%, 11/14/26 (A)(B)	5,850,000	5,850,556
Octagon Investment Partners XXI, Ser 2014-1A, Cl C
4.012%, 11/14/26 (A)(B)	9,000,000	8,258,310
Parallel, Ser 2015-1A, Cl C1
3.374%, 07/20/27 (A)(B)	8,000,000	7,503,864
Pinnacle Park CLO, Ser 2014-1A, Cl C
3.722%, 04/15/26 (A)(B)	5,000,000	4,994,500
Race Point IX CLO, Ser 2015-9A, Cl D
5.822%, 04/15/27 (A)(B)	2,000,000	1,627,274
Sudbury Mill CLO, Ser 2013-1A, Cl E
5.383%, 01/17/26 (A)(B)	1,500,000	921,400
Symphony CLO VII, Ser 2011-7A, Cl D
3.821%, 07/28/21 (A)(B)	5,000,000	5,000,075
Symphony CLO VII, Ser 2011-7A, Cl E
4.221%, 07/28/21 (A)(B)	4,000,000	3,990,636

Total Collateralized Loan Obligations (Cost $187,955,136)		181,376,935

MUNICIPAL BONDS — 3.5%
Albuquerque, New Mexico, RB
3.000%, 07/01/23	500,000	517,995
Allentown, Neighborhood Improvement Zone Development Authority, Ser B, RB
5.220%, 05/01/20	2,425,000	2,509,002
California State, Build America Bonds, GO
Callable 03/01/20 @ 100
7.950%, 03/01/36	3,000,000	3,629,070
California State, School Finance Authority, RB
6.500%, 06/01/17	210,000	210,166
Government Development Bank for Puerto Rico, Ser Senior A, RB
4.375%, 02/01/19	5,400,000	1,269,000
Government Development Bank for Puerto Rico, Ser Senior B, RB (C)
4.704%, 05/01/16	11,190,000	2,629,650
Hidalgo County, Build America Bonds, GO
Callable 08/15/19 @ 100
6.006%, 08/15/29	500,000	553,895
Illinois State, Build America Bonds, GO
7.350%, 07/01/35	3,000,000	3,395,490
Maricopa County, Unified School District No. 69, School Improvement Project, GO
Callable 07/01/21 @ 100
6.000%, 07/01/26	1,000,000	1,127,120
Mission, Economic Development, RB
Callable 12/01/20 @ 100
10.875%, 12/01/28	3,315,000	3,357,366
9.750%, 12/01/25	3,045,000	3,098,592
8.550%, 12/01/21	2,600,000	2,651,116

Description	Face Amount	Value
North Texas, Tollway Authority, Build America Bonds, RB
Callable 02/01/20 @ 100
8.910%, 02/01/30	$16,540,000	$19,747,933
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/29	5,000,000	5,438,150
San Juan, Higher Education Finance Authority, RB
Callable 08/15/20 @ 100
8.250%, 08/15/29	4,400,000	4,805,768
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB
Callable 08/15/20 @ 100
8.750%, 08/15/27	1,510,000	1,658,961
Texas State, Public Finance Authority Charter School, Ser 2010-Q, RB
8.125%, 02/15/27	1,900,000	2,293,072
University of Texas, Build America Bonds, Ser D, RB
5.134%, 08/15/42	3,000,000	3,754,380

Total Municipal Bonds (Cost $69,958,488)		62,646,726

U.S. GOVERNMENT AGENCY OBLIGATION — 0.6%
FNMA 2.250%, 10/30/24 (Cost $9,809,639)	10,000,000	10,094,980

COMMERCIAL PAPER — 0.4%
Airbus Group Finance DN
0.400%, 05/17/16 (D)	500,000	499,905
Amcor DN
0.730%, 05/06/16 (B)(D)	500,000	499,954
Apple DN
0.330%, 05/13/16 (B)(D)	500,000	499,932
Barton Capital DN
0.430%, 05/11/16 (B)(D)	500,000	499,934
Chevron DN
0.360%, 05/18/16 (B)(D)	500,000	499,905
Coca-Cola DN
0.340%, 05/05/16 (B)(D)	505,000	504,973
Ford Motor Credit DN
0.850%, 05/02/16 to 05/04/16 (B)(D)	1,000,000	999,925
0.800%, 05/23/16 (B)(D)	500,000	499,766
Philip Morris International DN
0.420%, 05/19/16 (B)(D)	500,000	499,890
Potash Corp of Saskatchewan DN
0.700%, 05/10/16 (B)(D)	500,000	499,927
Toyota Motor Credit DN
0.370%, 05/09/16 (D)	775,000	774,938
Volvo Treasury North America DN
0.830%, 05/24/16 (B)(D)	675,000	674,764
0.821%, 05/03/16 (B)(D)	500,000	499,974

Total Commercial Paper (Cost $7,453,713)		7,453,787

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Shares	Value
CASH EQUIVALENT — 2.5%
AIM STIT-Government & Agency Portfolio, Private Class, 0.140%** (Cost $45,557,814)	45,557,814	$45,557,814

Total Investments — 99.1% (Cost $1,843,108,013)†		$1,795,794,371

Percentages are based on Net Assets of $1,812,944,575.

**	Rate shown is the 7-day effective yield as of April 30, 2016.
(A)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2016.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2016 was $580,496,769 and represents 32.0% of Net Assets.
(C)	Security in default on interest payments.
(D)	Discount Notes. The rate reported is the effective yield at the time of purchase.

CDO – Collateralized Debt Obligation

Cl – Class

CLO – Collateralized Loan Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

IO – Interest Only - face amount represents notional amount

MTN – Medium Term Note

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Re-REMIC – Resecuritization of Real Estate Mortgage Investment Conduit

Ser – Series

STRIPS – Separately Traded Registered Interest and Principal Securities

†	At April 30, 2016, the tax basis cost of the Fund’s investments was $1,843,108,013, and the unrealized appreciation and depreciation were $36,738,720 and $(84,052,362), respectively.

The following is a list of the level of inputs used as of April 30, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$551,785,875	$—	$551,785,875
U.S. Treasury Obligations	434,616,453	—	—	434,616,453
Corporate Obligations	—	319,699,586	—	319,699,586
Asset-Backed Securities	—	182,562,215	—	182,562,215
Collateralized Loan Obligations	—	181,376,935	—	181,376,935
Municipal Bonds	—	62,646,726	—	62,646,726
U.S. Government Agency Obligation	—	10,094,980	—	10,094,980
Commercial Paper	—	7,453,787	—	7,453,787
Cash Equivalent	45,557,814	—	—	45,557,814

Total Investments in Securities	$480,174,267	$1,315,620,104	$—	$1,795,794,371

For the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2.

For the period ended April 30, 2016, transfers out of Level 3 were due to changes in availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Amounts designated “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1700

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 34.9%
Automotive — 16.6%
American Credit Acceptance Receivables Trust, Ser 2016-2, Cl D
8.150%, 01/12/23 (A)	$1,500,000	$1,497,836
CarFinance Capital Auto Trust, Ser 2015-1A, Cl E
5.490%, 01/18/22 (A)	2,250,000	2,153,413
Carnow Auto Receivables Trust, Ser 2014-1A, Cl D
4.160%, 11/15/18 (A)	3,960,000	3,951,153
CPS Auto Receivables Trust, Ser 2013-B, Cl E
6.410%, 09/15/20 (A)	110,438	110,396
CPS Auto Receivables Trust, Ser 2014-C, Cl E
5.910%, 11/15/21 (A)	1,500,000	1,407,807
CPS Auto Receivables Trust, Ser 2016-B, Cl E
8.140%, 05/15/23 (A)	1,500,000	1,483,454
DT Auto Owner Trust, Ser 2016-2A, Cl D
5.430%, 11/15/22 (A)	1,500,000	1,496,102
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl D
6.810%, 08/17/20 (A)	1,500,000	1,503,275
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D
5.830%, 12/15/21 (A)	430,000	417,811
Exeter Automobile Receivables Trust, Ser 2015-2A, Cl D
5.790%, 05/16/22 (A)	1,500,000	1,446,992
Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D
6.550%, 10/17/22 (A)	1,500,000	1,465,074
Flagship Credit Auto Trust, Ser 2014-1, Cl E
5.710%, 08/16/21 (A)	1,750,000	1,706,554
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/23 (A)	900,000	899,813
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl E
4.580%, 04/15/21 (A)	1,500,000	1,369,289

		20,908,969

Consumer Discretionary — 0.8%
CPS Auto Receivables Trust 2015-A, Ser 2015-A, Cl E
6.190%, 05/16/22 (A)	1,100,000	1,019,659

Credit Cards — 11.5%
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
0.719%, 05/26/20 (B)	14,418,000	14,423,942

Other Asset-Backed Securities — 6.0%
Nations Equipment Finance Funding II, Ser 2014-1A, Cl C
5.227%, 09/20/19 (A)	2,847,045	2,785,374
Nations Equipment Finance Funding, Ser 2016-1A, Cl C
5.000%, 01/20/25	1,500,000	1,327,635

Description	Face Amount	Value
Springleaf Funding Trust, Ser 2015-AA, Cl D
6.310%, 11/15/24 (A)	$2,620,000	$2,563,413
Westgate Resorts, Ser 2014-1A, Cl C
5.500%, 12/20/26 (A)	828,086	817,864

		7,494,286

Total Asset-Backed Securities (Cost $44,399,631)		43,846,856

COLLATERALIZED LOAN OBLIGATIONS — 26.7%
Collateralized Loan Obligations — 26.7%
AMMC CLO XII, Ser 2013-12A, Cl E
5.311%, 05/10/25 (A)(B)	4,000,000	3,234,388
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl D
4.817%, 01/20/26 (A)(B)	2,500,000	1,908,948
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl D
6.180%, 04/18/27 (A)(B)	2,000,000	1,721,276
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D
5.862%, 02/14/25 (A)(B)	1,500,000	1,365,948
Galaxy XIV CLO, Ser 2012-14A, Cl E
5.721%, 11/15/24 (A)(B)	1,000,000	869,310
Galaxy XX CLO, Ser 2015-20A, Cl E
6.124%, 07/20/27 (A)(B)	1,000,000	840,982
Golub Capital Partners CLO, Ser 2014-19A, Cl D
5.369%, 04/26/26 (A)(B)	3,000,000	2,164,284
JFIN CLO, Ser 2013-1A, Cl D
5.067%, 01/20/25 (A)(B)	1,000,000	710,268
Keuka Park CLO, Ser 2013-1A, Cl E
4.817%, 10/21/24 (A)(B)	2,528,000	2,014,497
KKR CLO, Ser 2012-1A, Cl C
4.786%, 12/15/24 (A)(B)	250,000	241,733
Madison Park Funding XII, Ser 2014-12A, Cl D
3.817%, 07/20/26 (A)(B)	3,000,000	2,764,920
MCF CLO I, Ser 2013-1A, Cl E
6.067%, 04/20/23 (A)(B)	1,500,000	1,289,031
Newstar Trust, Ser 2012-2A, Cl C
4.567%, 01/20/23 (A)(B)	200,000	193,929
Octagon Investment Partners XXI, Ser 2014-1A, Cl D
7.218%, 11/14/26 (A)(B)	1,500,000	1,327,215
OZLM Funding CLO, Ser 2013-4A, Cl D
4.945%, 07/22/25 (A)(B)	1,000,000	825,979
Pinnacle Park CLO, Ser 2014-1A, Cl E
5.578%, 04/15/26 (A)(B)	1,000,000	810,375
Race Point IX CLO, Ser 2015-9A, Cl D
5.822%, 04/15/27 (A)(B)	4,000,000	3,254,548
Sudbury Mill CLO, Ser 2013-1A, Cl E
5.065%, 01/17/26 (A)(B)	4,700,000	2,887,055
Symphony CLO XI, Ser 2013-11A, Cl E
5.565%, 01/17/25 (A)(B)	4,000,000	3,558,244
Voya CLO, Ser 2013-3A, Cl D
4.815%, 01/18/26 (A)(B)	2,000,000	1,624,124

Total Collateralized Loan Obligations (Cost $37,134,054)		33,607,054

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 26.5%
Consumer Discretionary — 5.5%
Constellis Holdings (A)
9.750%, 05/15/20	$1,927,000	$1,743,935
INVISTA Finance (A)
4.250%, 10/15/19	2,685,000	2,592,609
Outerwall
6.000%, 03/15/19	1,325,000	1,182,563
Rialto Holdings (A)
7.000%, 12/01/18	1,425,000	1,396,500

		6,915,607

Energy — 3.7%
Cimarex Energy
5.875%, 05/01/22	1,000,000	1,045,915
Halliburton
7.450%, 09/15/39	572,000	750,942
Kinder Morgan Energy Partners
7.400%, 03/15/31	1,000,000	1,063,269
PHI
5.250%, 03/15/19	1,613,000	1,486,992
Transocean
5.800%, 12/15/16	250,000	251,755

		4,598,873

Financials — 6.4%
Credit Acceptance
6.125%, 02/15/21	1,100,000	1,047,750
Credit Agricole (A)(B)
8.125%, 09/19/33	1,000,000	1,097,090
Guanay Finance (A)
6.000%, 12/15/20	478,488	474,900
HSBC Holdings
6.500%, 09/15/37	1,500,000	1,809,982
iStar
4.875%, 07/01/18	1,000,000	975,000
Jefferies Finance (A)
7.375%, 04/01/20	1,000,000	922,500
Lloyds Banking Group
4.500%, 11/04/24	500,000	510,362
Vereit Operating Partnership
2.000%, 02/06/17	1,250,000	1,248,125

		8,085,709

Industrials — 3.5%
Erickson
8.250%, 05/01/20	2,735,000	1,668,350
Meritor
6.750%, 06/15/21	600,000	567,000
Zachry Holdings (A)
7.500%, 02/01/20	2,150,000	2,128,500

		4,363,850

Information Technology — 4.7%
BMC Software
7.250%, 06/01/18	1,550,000	1,379,500
Micron Technology
5.500%, 02/01/25	2,000,000	1,620,000
Rackspace Hosting (A)
6.500%, 01/15/24	1,500,000	1,483,125
Western Digital (A)
10.500%, 04/01/24	1,500,000	1,458,750

		5,941,375

Description	Face Amount	Value
Materials — 0.8%
Teck Resources
3.150%, 01/15/17	$1,060,000	$1,049,400

Telecommunication Services — 1.9%
Frontier Communications
9.250%, 07/01/21	1,000,000	1,042,500
Sprint Communications
6.000%, 12/01/16	1,280,000	1,286,400

		2,328,900

Total Corporate Obligations (Cost $34,631,622)		33,283,714

MORTGAGE-BACKED SECURITIES — 9.7%
Agency Mortgage-Backed Obligation — 0.6%
FNMA, Ser 2016-K54, Cl C
4.051%, 02/25/26	1,000,000	767,657

Commercial Mortgage-Backed Obligations — 9.1%
A10 Securitization, Ser 2013-1, Cl D
6.410%, 11/15/25 (A)	340,000	339,909
A10 Securitization, Ser 2013-1, Cl C
4.700%, 11/15/25 (A)	813,000	812,626
A10 Securitization, Ser 2013-2, Cl D
6.230%, 11/15/27 (A)	490,000	485,673
BAMLL Commercial Mortgage Securities Trust, Ser 2015-ASHF, Cl F
5.426%, 01/15/28 (A)(B)	1,900,000	1,775,902
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ
5.811%, 03/15/49 (B)	250,000	249,763
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl D
5.284%, 07/15/44 (B)	110,548	110,512
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
6.067%, 02/15/41 (A)(B)	699,000	644,772
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl E
6.375%, 04/15/35 (A)(B)	2,865,969	1,019,083
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM
5.460%, 01/15/49 (B)	1,500,000	1,479,238
Motel 6 Trust, Ser 2015-MTL6, Cl F
5.000%, 02/05/30 (A)	2,750,000	2,570,644
New York Mortgage Securitization Trust, Ser 2013-1, Cl A
5.681%, 08/27/24 (A)(B)	2,000,000	2,012,500

		11,500,622

Total Mortgage-Backed Securities (Cost $14,278,012)		12,268,279

MUNICIPAL BOND — 0.3%
California School Finance Authority, RB
7.000%, 08/01/17	335,000	335,780

Total Municipal Bonds (Cost $335,000)		335,780

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Shares	Value
CASH EQUIVALENT — 3.0%
AIM STIT-Government & Agency Portfolio, Private Class, 0.140%** (Cost $3,783,858)	3,783,858	$3,783,858

Total Investments — 101.1% (Cost $134,562,177)†		$127,125,541

Percentages are based on Net Assets of $125,747,089.

**	Rate shown is the 7-day effective yield as of April 30, 2016.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2016 was $84,661,351 and represents 67.3% of Net Assets.
(B)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2016.

Cl – Class

CLO – Collateralized Loan Obligation

FNMA – Federal National Mortgage Association

RB – Revenue Bond

Ser – Series

†	At April 30, 2016, the tax basis cost of the Fund’s investments was $134,562,177, and the unrealized appreciation and depreciation were $984,586 and $(8,421,222), respectively.

The following is a list of the level of inputs used as of April 30, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$43,846,856	$—	$43,846,856
Collateralized Loan Obligations	—	33,607,054	—	33,607,054
Corporate Obligations	—	33,283,714	—	33,283,714
Mortgage-Backed Securities	—	12,268,279	—	12,268,279
Municipal Bond	—	335,780	—	335,780
Cash Equivalent	3,783,858	—	—	3,783,858

Total Investments in Securities	$3,783,858	$123,341,683	$—	$127,125,541

For the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1700

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 35.4%
Automotive — 21.4%
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl B
2.150%, 02/15/19 (A)	$107,544	$107,499
American Credit Acceptance Receivables Trust, Ser 2015-3, Cl B
3.560%, 10/12/21 (A)	2,000,000	1,986,787
Avis Budget Rental Car Funding AESOP, Ser 2011-5A, Cl A
3.270%, 02/20/18 (A)	3,500,000	3,532,406
California Republic Auto Receivables Trust, Ser 2016-1, Cl C
4.560%, 12/15/22	1,000,000	1,002,357
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl D
3.690%, 02/20/19	1,500,000	1,515,929
CarMax Auto Owner Trust, Ser 2015-3, Cl C
2.680%, 06/15/21	1,000,000	1,005,432
Chesapeake Funding, Ser 2012-2A, Cl D
2.289%, 05/07/24 (A)(B)	2,000,000	2,000,531
Chesapeake Funding, Ser 2013-1A, Cl D
1.941%, 01/07/25 (A)(B)	3,000,000	3,002,302
Chesapeake Funding, Ser 2013-1A, Cl C
1.841%, 01/07/25 (A)(B)	2,000,000	1,999,999
Chesapeake Funding, Ser 2014-1A, Cl D
1.991%, 03/07/26 (A)(B)	2,000,000	1,996,473
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/19 (A)	583,198	582,252
CPS Auto Receivables Trust, Ser 2015-C, Cl D
4.630%, 08/16/21 (A)	4,000,000	4,026,824
Drive Auto Receivables Trust, Ser 2015-DA, Cl D
4.590%, 01/17/23 (A)	1,500,000	1,484,338
DT Auto Owner Trust, Ser 2016-1A, Cl D
4.660%, 12/15/22 (A)	2,000,000	1,975,315
Hertz Fleet Lease Funding, Ser 2014-1, Cl D
1.937%, 04/10/28 (A)(B)	2,750,000	2,736,325
Hertz Fleet Lease Funding, Ser 2014-1, Cl E
2.387%, 04/10/28 (A)(B)	5,000,000	5,022,669
Hertz Fleet Lease Funding, Ser 2015-1, Cl D
2.342%, 07/10/29 (A)(B)	4,000,000	4,015,719
Hertz Fleet Lease Funding, Ser 2015-1, Cl E
2.742%, 07/10/29 (A)(B)	2,500,000	2,477,000
Hertz Fleet Lease Funding, Ser 2016-1, Cl C
2.941%, 04/10/30 (A)(B)	2,000,000	1,999,800
Nissan Auto Receivables Owner Trust, Ser 2016-B, Cl A4
1.540%, 10/17/22	1,000,000	997,757
Oscar US Funding Trust, Ser 2014-1A, Cl A4
2.550%, 12/15/21 (A)	2,000,000	2,007,906
SMART Trust, Ser 2012-4US, Cl A4B
1.137%, 08/14/18 (B)	1,000,000	998,882

Description	Face Amount	Value
United Auto Credit Securitization Trust, Ser 2016-1, Cl D
4.680%, 07/15/20 (A)	$3,000,000	$2,985,879

		49,460,381

Credit Cards — 4.5%
American Express Credit Account Master Trust, Ser 2013-1, Cl B
1.133%, 02/16/21 (B)	2,500,000	2,497,249
Golden Credit Card Trust, Ser 2014-2A, Cl A
0.886%, 03/15/21 (A)(B)	3,000,000	2,979,021
Golden Credit Card Trust, Ser 2015-1A, Cl A
0.873%, 02/15/20 (A)(B)	5,000,000	4,987,445

		10,463,715

Other Asset-Backed Securities — 3.9%
Colony American Homes, Ser 2015-1A, Cl C
2.391%, 07/17/32 (A)(B)	3,000,000	2,916,919
NCF Dealer Floorplan Master Trust, Ser 2014-1A, Cl C
3.182%, 10/20/20 (A)(B)	3,550,000	3,474,562
Sierra Timeshare Receivables Funding, Ser 2012-1A, Cl B
3.580%, 11/20/28 (A)	136,760	137,336
TAL Advantage V, Ser 2013-1A, Cl B
3.960%, 02/22/38 (A)	2,733,333	2,601,929

		9,130,746

Student Loan — 5.6%
Access Group, Ser 2002-A, Cl A2
1.781%, 09/25/37 (B)	1,850,000	1,826,321
Nelnet Student Loan Trust, Ser 2012-6A, Cl B
1.939%, 08/26/52 (A)(B)	3,000,000	2,595,608
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
1.939%, 07/25/47 (A)(B)	4,000,000	3,608,573
Nelnet Student Loan Trust, Ser 2015-3A, Cl B
1.933%, 07/27/50 (A)(B)	3,000,000	2,529,400
SLM Private Education Loan Trust, Ser 2012-A, Cl A1
1.833%, 08/15/25 (A)(B)	431,758	432,616
SLM Student Loan Trust, Ser 2013-2, Cl B
1.933%, 06/25/43 (B)	2,000,000	1,749,689
South Texas, Higher Education Authority, Ser 2012-1, Cl A1
1.112%, 10/01/20 (B)	244,237	243,988

		12,986,195

Total Asset-Backed Securities (Cost $82,097,387)		82,041,037

U.S. TREASURY OBLIGATIONS — 23.6%
U.S. Treasury Notes
1.625%, 07/31/20	10,000,000	10,175,000
1.500%, 11/30/19 to 05/31/20	30,000,000	30,449,815
1.125%, 01/15/19	14,000,000	14,088,046

Total U.S. Treasury Obligations (Cost $53,846,208)		54,712,861

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 17.9%
Agency Mortgage-Backed Obligation — 8.0%
FHLMC
2.149%, 02/01/37 (B)	$1,930,203	$2,028,187
FHLMC REMIC, Ser 2010-3747, Cl UF
0.913%, 10/15/40 (B)	4,240,066	4,248,351
FNMA REMIC, Ser 2011-84, Cl F
0.783%, 01/25/40 (B)	3,753,651	3,769,238
GNMA REMIC, Ser 2009-108, Cl WG
4.000%, 09/20/38	1,418,902	1,475,288
GNMA REMIC, Ser 2011-125, Cl BG
2.250%, 12/20/30	1,413,085	1,445,896
GNMA, Ser 2009-70, Cl PD
5.000%, 05/20/38	1,805,256	1,845,095
GNMA, Ser 2010-80, Cl F
0.832%, 04/20/40 (B)	733,751	737,773
GNMA, Ser 2011-50, Cl DK
2.500%, 02/20/40	2,813,009	2,862,261

		18,412,089

Commercial Mortgage-Backed Obligation — 9.9%
BAMLL Re-REMIC Trust, Ser 2014-FRR7, Cl A
2.691%, 10/26/44 (A)(B)	5,000,000	4,931,071
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
0.683%, 04/15/37 (B)	1,792,043	1,464,324
Credit Suisse Mortgage Trust, Ser 2015-DEAL, Cl C
2.583%, 04/15/29 (A)(B)	3,000,000	2,900,259
FREMF Mortgage Trust, Ser 2013-KF02, Cl B
3.433%, 12/25/45 (A)(B)	530,713	524,632
Hilton USA Trust, Ser 2014-ORL, Cl D
2.586%, 07/15/29 (A)(B)	4,000,000	3,879,948
Impact Funding, Ser 2001-A, Cl A
4.884%, 07/25/33 (A)(B)	275,973	289,799
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AJ
5.480%, 05/15/45 (B)	5,000,000	4,991,109
Latitude Management Real Estate, Ser 2015-CRE1, Cl B
3.932%, 02/22/32 (A)(B)	1,000,000	1,001,322
Velocity Commercial Capital Loan Trust, Ser 2014-1, Cl A
2.433%, 09/25/44 (A)(B)	1,470,330	1,427,193
WFCG Commercial Mortgage Trust, Ser 2015-BXRP, Cl D
3.007%, 11/15/29 (A)(B)	1,606,854	1,588,125

		22,997,782

Total Mortgage-Backed Securities (Cost $41,915,470)		41,409,871

Description	Face Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 8.8%
Collateralized Loan Obligations — 8.8%
Newstar Trust, Ser 2012-2A, Cl A
2.534%, 01/20/23 (A)(B)	$4,695,089	$4,654,810
OZLM Funding, Ser 2013-4A, Cl A2
2.371%, 07/22/25 (A)(B)	5,000,000	4,883,990
Sudbury Mill CLO, Ser 2013-1A, Cl A1
1.765%, 01/17/26 (A)(B)	6,000,000	5,920,644
Voya CLO, Ser 2013-3A, Cl A2
2.420%, 01/18/26 (A)(B)	5,000,000	4,880,865

Total Collateralized Loan Obligations (Cost $20,640,562)		20,340,309

CORPORATE OBLIGATIONS — 6.7%
Consumer Discretionary — 0.1%
Volkswagen Group of America Finance (A)
1.600%, 11/20/17	200,000	199,347

Energy — 2.8%
AgriBank FCB (A)
9.125%, 07/15/19	3,000,000	3,044,679
BP AMI Leasing (A)
5.523%, 05/08/19	3,000,000	3,304,248

		6,348,927

Financials — 3.8%
American Tower
3.400%, 02/15/19	1,000,000	1,031,508
Bank of America MTN (B)
3.018%, 01/14/21	1,000,000	980,000
Credit Suisse NY (B)
1.314%, 04/27/18	2,000,000	1,983,732
JPMorgan Chase MTN (B)
2.018%, 08/17/22	1,250,000	1,239,250
Morgan Stanley MTN (B)
2.853%, 12/15/19	1,000,000	990,000
VW Credit MTN
1.875%, 10/13/16	2,660,000	2,661,888

		8,886,378

Total Corporate Obligations (Cost $15,640,194)		15,434,652

U.S. GOVERNMENT AGENCY OBLIGATION — 2.4%
Tennessee Valley Authority 3.875%, 02/15/21 (Cost $5,423,353)	5,000,000	5,546,700

MUNICIPAL BONDS — 2.4%
Dallas County Schools, Taxable Public Property Finance, GO
3.450%, 12/01/22	1,570,000	1,549,245
3.200%, 12/01/21	1,580,000	1,554,388
Illinois State, Build America Bonds, GO
5.090%, 04/01/17	2,300,000	2,363,526

Total Municipal Bonds (Cost $5,399,357)		5,467,159

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Face Amount/ Shares	Value
SOVEREIGN DEBT — 2.1%
Government — 2.1%
Kingdom of Denmark 0.875%, 03/20/17 (Cost $5,002,580)	$5,000,000	$5,003,745

CASH EQUIVALENT — 0.4%
AIM STIT-Government & Agency Portfolio, Private Class, 0.140%** (Cost $898,063)	898,063	898,063

Total Investments — 99.7% (Cost $230,863,174)†		$230,854,397

Percentages are based on Net Assets of $231,610,987.

**	Rate shown is the 7-day effective yield as of April 30, 2016.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2016 was $113,634,365 and represents 49.1% of Net Assets.
(B)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2016.

AESOP – Auto Employee Stock Ownership Plan

Cl – Class

CLO – Collateralized Loan Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

MTN – Medium Term Note

REMIC – Real Estate Mortgage Investment Conduit

Re-REMIC – Resecuritization Real Estate Mortgage Investment Conduit

Ser – Series

†	At April 30, 2016, the tax basis cost of the Fund’s investments was $230,863,174, and the unrealized appreciation and depreciation were $2,370,254 and $(2,379,031), respectively.

The following is a list of the level of inputs used as of April 30, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$82,041,037	$—	$82,041,037
U.S. Treasury Obligations	54,712,861	—	—	54,712,861
Mortgage-Backed Securities	—	41,409,871	—	41,409,871
Collateralized Loan Obligations	—	20,340,309	—	20,340,309
Corporate Obligations	—	15,434,652	—	15,434,652
U.S. Government Agency Obligation	—	5,546,700	—	5,546,700
Municipal Bonds	—	5,467,159	—	5,467,159
Sovereign Debt	—	5,003,745	—	5,003,745
Cash Equivalent	898,063	—	—	898,063

Total Investments in Securities	$55,610,924	$175,243,473	$—	$230,854,397

For the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1700

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Face Amount	Value
MUNICIPAL BONDS — 93.3%
Alabama — 2.1%
State of Alabama, Ser B
3.000%, 11/01/21	$5,000,000	$5,506,500

Arizona — 1.0%
Maricopa County, Unified School District No. 41 Gilbert, GO
4.000%, 07/01/19	1,150,000	1,257,065
Pima County, Street and Highway Revenue Authority, RB
3.000%, 07/01/19	1,190,000	1,266,434

		2,523,499

Arkansas — 0.2%
University of Arkansas, RB
3.000%, 11/01/18	375,000	395,486

California — 2.3%
California State, GO
5.000%, 04/01/18	2,000,000	2,164,720
California State, Municipal Finance Authority, Ser A, RB
5.000%, 03/01/25	1,875,000	1,980,450
California State, School Finance Authority, RB
Callable 02/01/24 @ 100
5.350%, 08/01/24	600,000	666,780
Golden State, Tobacco Securitization, Ser A, RB
4.000%, 06/01/21	1,000,000	1,131,820

		5,943,770

Colorado — 1.6%
Adams County, School District No. 14, GO, AGM (A)
Pre-Refunded @ 100
5.125%, 12/01/16	1,000,000	1,026,950
Boulder Valley, School District No. Re-2 Boulder, Ser B, GO
4.000%, 12/01/18	2,000,000	2,162,300
Highlands Ranch, Metropolitan District No. 2, GO, NATL
Callable 06/02/16 @ 100
4.100%, 06/15/18	1,000,000	1,003,060

		4,192,310

Connecticut — 1.4%
Connecticut State, Ser B, GO
Callable 06/15/25 @ 100
5.000%, 06/15/29	3,000,000	3,609,120

District of Columbia — 1.1%
District of Columbia, RB
4.000%, 10/01/20	305,000	310,313
4.000%, 10/01/22	895,000	904,585
District of Columbia, Ser A, GO, AGM
Callable 06/01/17 @ 100
4.750%, 06/01/31	1,750,000	1,814,663

		3,029,561

Florida — 2.4%
Florida State, Department of Education, Ser A, RB
Callable 07/01/20 @ 101
4.375%, 07/01/30	2,000,000	2,229,780

Description	Face Amount	Value
Florida State, Housing Finance, Homeowner Mortgage Special Program, Ser A, RB, GNMA/FNMA/FHLMC
Callable 01/01/20 @ 100
5.000%, 07/01/28	$750,000	$786,705
Orlando, Capital Improvement Project, Ser A, RB
3.000%, 04/01/18	1,750,000	1,824,498
Southeast Overtown Park West, Community Redevelopment Agency, Ser A-1, TA
5.000%, 03/01/17	1,285,000	1,321,790

		6,162,773

Illinois — 5.2%
Chicago, Board of Education, Ser F, GO
Callable 12/01/20 @ 100
5.000%, 12/01/21	3,090,000	2,781,494
Chicago, O’Hare International Airport, Ser B, RB
Callable 01/01/21 @ 100
5.500%, 01/01/31	1,030,000	1,189,516
Chicago, Ser A, GO
5.000%, 01/01/22	1,000,000	1,036,370
4.000%, 01/01/20	900,000	904,851
Illinois State, GO
5.000%, 07/01/19	500,000	544,740
Illinois State, GO, AGM
Callable 10/01/17 @ 100
5.000%, 04/01/19	1,000,000	1,045,010
Illinois State, Ser A, GO
3.000%, 01/01/18	2,050,000	2,096,453
Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,410,000	2,771,741
Southern Illinois University, Ser A, RB, NATL
5.250%, 04/01/21	1,000,000	1,171,590

		13,541,765

Indiana — 0.5%
Franklin Township, School Building, RB, AMBAC
Callable 01/15/17 @ 100
5.000%, 01/15/29	1,300,000	1,334,710

Iowa — 2.0%
Coralville, Ser D, COP
Callable 06/02/16 @ 100
5.250%, 06/01/17	250,000	250,412
Coralville, Ser D, COP
5.250%, 06/01/16	500,000	500,820
Coralville, Urban Renewal Tax Increment, Ser C, TA
Callable 06/01/17 @ 100
5.000%, 06/01/18	1,125,000	1,137,544
Hardin County, GO
2.500%, 06/01/17	680,000	692,267
2.500%, 06/01/18	785,000	809,908
2.500%, 06/01/19	925,000	965,561
Iowa State, University of Science & Technology, Science and Athletic Facilities Project, Ser I, RB
2.000%, 07/01/17	780,000	791,723

		5,148,235

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Face Amount	Value
Kentucky — 0.4%
Fayette County, School District Finance, Ser B, RB
2.000%, 07/01/16	$1,080,000	$1,082,560

Maryland — 0.9%
Anne Arundel County, Water & Sewer Authority, Consolidated Water & Sewer Project, GO (A)
Pre-Refunded @ 100
4.700%, 04/01/36	1,000,000	1,076,040
Maryland State, Economic Development, RB
3.000%, 07/01/16	250,000	250,767
Maryland State, State Local Facilities, Ser A, GO (A)
Pre-Refunded @ 100
4.000%, 03/01/17	1,000,000	1,028,580

		2,355,387

Massachusetts — 0.4%
Fall River, GO
2.000%, 12/01/24	1,015,000	1,025,211

Michigan — 0.9%
Taylor, Brownfield Redevelopment Authority, RB, NATL
Callable 05/01/24 @ 100
4.000%, 05/01/28	1,175,000	1,220,990
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM
3.000%, 05/01/19	1,025,000	1,061,746

		2,282,736

Minnesota — 0.4%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA
Callable 07/01/22 @ 100
2.600%, 09/01/42	1,101,120	1,073,107

Missouri — 1.2%
Saint Louis, Municipal Finance, City Justice Center Project, RB
5.000%, 02/15/17	1,275,000	1,317,356
Saint Louis, Municipal Finance, RB, AGM
5.000%, 07/15/22	1,575,000	1,885,196

		3,202,552

New Mexico — 0.5%
Bernalillo County, Ser A, GO (A)
Pre-Refunded @ 100
4.000%, 08/01/19	300,000	312,582
New Mexico State, Severance Tax, Ser A-1, RB
Callable 07/01/17 @ 100
2.750%, 07/01/20	1,000,000	1,020,450

		1,333,032

New York — 1.8%
New York City, Ser D, GO
Callable 02/01/23 @ 100
5.000%, 08/01/27	2,400,000	2,903,256
New York State, Thruway Authority, Ser H, RB, NATL
4.000%, 01/01/18	1,000,000	1,055,100

Description	Face Amount	Value
Niagara County, Tobacco Asset Securitization, RB
5.000%, 05/15/20	$350,000	$396,616
5.000%, 05/15/21	300,000	347,196

		4,702,168

Ohio — 1.7%
Ohio State, Air Quality Development, RB
2.250%, 08/01/29	750,000	752,670
Ohio State, Higher Educational Facility Commission, RB
5.000%, 12/01/23	445,000	551,186
5.000%, 12/01/24	690,000	865,584
Ohio State, Ser A, GO
3.000%, 02/01/19	2,190,000	2,321,750

		4,491,190

Oklahoma — 2.5%
Cleveland County, Independent School District No. 29 Norman, GO
1.500%, 03/01/17	2,000,000	2,012,980
Oklahoma State, Housing Finance Agency, RB, GNMA
Callable 03/01/23 @ 100
3.750%, 03/01/44	862,681	881,099
University of Oklahoma, Ser C
Callable 07/01/25 @ 100
5.000%, 07/01/35	3,000,000	3,567,930

		6,462,009

Oregon — 0.4%
Oregon State, Board of Higher Education Project, GO
Callable 08/01/17 @ 100
4.500%, 08/01/32	445,000	461,247
Oregon State, Board of Higher Education Project, GO (A)
Pre-Refunded @ 100
4.500%, 08/01/32	555,000	581,812

		1,043,059

Pennsylvania — 0.2%
Philadelphia, Ser A, GO
5.000%, 07/15/20	500,000	572,330

Puerto Rico — 0.8%
Commonwealth of Puerto Rico, Electric Power Authority, Ser UU, RB (B)
Callable 07/01/17 @ 100
1.090%, 07/01/25	2,000,000	1,175,000
Commonwealth of Puerto Rico, Ser A, GO
5.500%, 07/01/18	1,825,000	1,116,188

		2,291,188

Rhode Island — 0.6%
Providence, Ser A, GO
5.000%, 07/15/18	1,500,000	1,620,720

Tennessee — 2.0%
Memphis, Ser A, GO
2.000%, 04/01/19	2,000,000	2,066,540
Memphis-Shelby County, Sports Authority, Ser A, RB
Callable 11/01/19 @ 100
5.000%, 11/01/22	1,800,000	2,022,444

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Face Amount	Value
Tennessee State, Housing Development Agency, RB
Callable 01/01/22 @ 100
2.750%, 01/01/24	$420,000	$437,266
2.750%, 07/01/24	300,000	313,074
Tennessee State, Housing Development Agency, Ser 2B, RB
2.350%, 01/01/21	330,000	342,458

		5,181,782

Texas — 52.1%
Alamo, Community College District, Ser A, RB
3.000%, 11/01/19	2,000,000	2,137,200
Andrews County, Hospital District, GO
2.750%, 03/15/20	1,250,000	1,306,600
Andrews County, Hospital District, GO, AGM
2.500%, 03/15/19	1,215,000	1,256,881
Arlington, Special Tax Revenue, RB
Callable 02/15/19 @ 100
5.000%, 08/15/28	250,000	272,060
Austin, Independent School District, GO
Callable 08/01/19 @ 100
4.125%, 08/01/21	1,000,000	1,093,940
Austin, Independent School District, GO, PSF-GTD
Callable 08/01/20 @ 100
5.000%, 08/01/21	500,000	579,560
Austin, Water & Wastewater System, Ser A, RB, AMBAC
5.000%, 11/15/19	1,000,000	1,140,550
Bastrop, Independent School District, School Building Project, GO, AGM (A)
Pre-Refunded @ 100
5.000%, 02/15/34	1,000,000	1,114,790
Bastrop, Independent School District, School Building Project, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.250%, 02/15/32	500,000	518,495
Bayport Area, Gulf Coast Waste Disposal Authority, RB, AGM
5.000%, 10/01/21	250,000	295,397
5.000%, 10/01/22	200,000	239,824
Beaumont, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/17 @ 100
5.000%, 02/15/33	500,000	517,525
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB
5.125%, 04/01/20	685,000	774,619
Central Texas, Turnpike System, Ser C, RB
5.000%, 08/15/24	750,000	914,370
Clifton, Higher Education Finance, Idea Public Schools Project, RB
4.800%, 08/15/21	500,000	555,370
Clifton, Higher Education Finance, RB, PSF-GTD
5.000%, 08/15/24	1,185,000	1,476,072
Clifton, Higher Education Finance, RB, PSF-GTD
Callable 08/15/24 @ 100
5.000%, 08/15/25	700,000	865,942
Clifton, Higher Education Finance, Ser A, RB
3.375%, 12/01/24	2,000,000	2,042,680

Description	Face Amount	Value
College Station, GO (A)
Pre-Refunded @ 100
4.500%, 02/15/27	$160,000	$176,256
College Station, GO
Callable 02/15/18 @ 100
4.500%, 02/15/27	1,730,000	1,894,419
4.000%, 02/15/19	1,000,000	1,055,000
Conroe, Industrial Development, RB, AGM
4.000%, 09/01/18	595,000	635,769
Corpus Christi, GO
4.000%, 03/01/19	1,010,000	1,098,264
Dallas Area, Rapid Transit, Ser A, RB
5.000%, 12/01/22	1,000,000	1,230,590
Dallas County, Schools Tax, GO
4.000%, 06/01/19	1,500,000	1,581,405
3.000%, 06/01/19	940,000	940,996
Dallas County, Schools Tax, RB
Callable 06/01/16 @ 100
3.000%, 06/01/18	825,000	825,198
2.750%, 06/01/17	800,000	800,184
Dallas, GO (A)
Pre-Refunded @ 100
5.000%, 02/15/18	1,000,000	1,075,980
Dallas, GO, NATL (A)
Pre-Refunded @ 100
4.250%, 02/15/22	845,000	869,158
Dallas, GO, NATL
Callable 02/15/17 @ 100
4.250%, 02/15/22	165,000	169,716
Dallas, Ser B, RB
5.000%, 11/01/19	1,395,000	1,582,934
Dallas, Ser F, RB
Callable 11/01/23 @ 100
5.250%, 11/01/30	2,000,000	2,407,900
Denton, Independent School District, GO (A)
Pre-Refunded @ 100
5.000%, 08/15/27	1,000,000	1,134,100
Downtown Redevelopment Authority, TA, BAM
Callable 09/01/25 @ 100
5.000%, 09/01/29	1,000,000	1,179,950
Downtown Redevelopment Authority, TA, BAM
5.000%, 09/01/25	1,000,000	1,228,850
El Paso, GO
Callable 08/15/19 @ 100
5.500%, 08/15/34	1,000,000	1,133,500
Elkhart, Independent School District, School Building Project, GO, AGM
Callable 08/15/19 @ 100
4.625%, 08/15/30	665,000	724,897
Forney Independent School District, PSF-GTD
Callable 08/15/17 @ 100
5.000%, 08/15/38	830,000	873,650
Forney Independent School District, PSF-GTD (A)
Pre-Refunded @ 100
5.000%, 08/15/38	170,000	179,481
Fort Bend County, Municipal Utility District No. 25, GO, AGM (A)
Pre-Refunded @ 100
5.600%, 10/01/36	1,000,000	1,020,420

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Face Amount	Value
Frisco, Independent School District, School Building Project, Ser A, GO, PSF-GTD
Callable 08/15/17 @ 100
5.000%, 08/15/27	$500,000	$526,355
Galveston County, GO
3.000%, 02/01/19	600,000	634,404
Garland, Independent School District, Ser A, GO, PSF-GTD
Callable 06/02/16 @ 100
3.000%, 02/15/19	350,000	350,763
Grand Prairie, Independent School District, School Building Project, Ser A, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.000%, 02/15/32	1,000,000	1,034,530
Greenville, Electric Utility System, RB
Callable 02/15/19 @ 100
5.000%, 02/15/20	1,000,000	1,104,110
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB
Callable 10/01/19 @ 100
5.500%, 10/01/39	1,000,000	1,135,000
Houston, Higher Education Finance, Ser A, RB, PSF-GTD
4.000%, 02/15/21	940,000	1,059,333
4.000%, 02/15/22	1,005,000	1,146,544
Houston, Independent School District, GO, PSF-GTD
5.000%, 02/15/23	2,500,000	3,077,925
Hurst, Waterworks and Sewer System, GO
Callable 08/15/18 @ 100
5.000%, 08/15/36	1,000,000	1,084,130
Irving, Hotel Occupancy Project, GO
Callable 02/15/19 @ 100
5.000%, 08/15/39	1,280,000	1,414,797
Irving, Independent School District, School Building Project, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.000%, 02/15/17	500,000	517,265
Kaufman County, GO, AGM
3.000%, 02/15/22	1,670,000	1,792,294
Klein, Independent School District, Schoolhouse Project, GO (A)
Pre-Refunded @ 100
5.000%, 08/01/34	855,000	968,433
La Vernia, Higher Education Finance, Ser A, RB
4.200%, 08/15/25	750,000	775,410
La Vernia, Higher Education Finance, Ser A, RB
Callable 08/15/24 @ 100
5.250%, 08/15/35	3,435,000	3,577,656
Love Field, Airport Modernization, Southwest Airlines Project, RB
Callable 11/01/20 @ 100
5.250%, 11/01/40	2,500,000	2,795,975

Love Field, Airport Modernization, AMT
5.000%, 11/01/22	1,000,000	1,197,190
Mesquite, Independent School District No. 1, School Building Project, GO
Callable 08/15/19 @ 100
4.375%, 08/15/26	560,000	625,111

Description	Face Amount	Value
Navarro County, Junior College District, RB, AGM
3.000%, 05/15/19	$550,000	$574,634
2.250%, 05/15/18	880,000	898,075
New Hope, Cultural Education Facilities, RB
5.000%, 04/01/21	355,000	396,730
4.000%, 04/01/17	135,000	137,628
4.000%, 04/01/19	200,000	210,364
4.000%, 04/01/20	210,000	223,232
North East, Independent School District, Ser B, GO, PSF-GTD
5.000%, 02/01/22	1,330,000	1,605,416
5.000%, 02/01/23	1,410,000	1,734,441
North Harris County, Regional Water Authority, RB
3.000%, 12/15/20	2,015,000	2,180,089
North Texas, Tollway Authority, RB (A)
Pre-Refunded @ 100
5.750%, 01/01/18	1,000,000	1,082,220
North Texas, Tollway Authority, Ser C, RB
Callable 01/01/19 @ 100
5.250%, 01/01/20	1,250,000	1,385,162
Northside, Independent School District, GO, PSF-GTD (B)
1.350%, 06/01/33	2,825,000	2,843,617
Northwest Independent School District, Ser B, PSF-GTD
5.000%, 02/15/23	2,205,000	2,714,730
Olmos Park, Higher Education Facilities, RB
2.000%, 12/01/18	3,000,000	3,070,890
Permanent University Fund
5.000%, 07/01/23	1,255,000	1,568,110
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.000%, 02/01/33	1,000,000	1,073,120
Pleasant Grove, Independent School District, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.250%, 02/15/17	1,000,000	1,036,991
Polk County, GO, AGM
3.000%, 08/15/19	1,150,000	1,218,299
Richardson, Independent School District, Ser B, GO
5.000%, 02/15/22	500,000	603,825
Round Rock, Independent School District, School Building Project, GO
Callable 08/01/18 @ 100
5.000%, 08/01/28	1,000,000	1,087,390
Royal, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/17 @ 100
4.500%, 02/15/28	400,000	411,808
San Angelo, Independent School District, School Building Project, Ser A, GO, AGM (A)
Pre-Refunded @ 100
5.250%, 02/15/19	1,110,000	1,244,088
San Antonio, Education Facilities, RB
Callable 06/01/23 @ 100
5.000%, 06/01/25	1,200,000	1,449,012
San Antonio, GO
5.000%, 02/01/22	1,640,000	1,986,811

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Face Amount	Value
San Antonio, Public Facilities, RB
Callable 09/15/22 @ 100
5.000%, 09/15/23	$500,000	$604,005
5.000%, 09/15/26	3,000,000	3,569,250
San Antonio, Water System Revenue, RB
4.000%, 05/15/19	500,000	546,805
San Antonio, Water System Revenue, RB
Callable 11/15/18 @ 100
5.375%, 05/15/39	500,000	551,460
San Antonio, Water System Revenue, Ser B, RB
5.000%, 05/15/24	500,000	625,985
San Benito, Consolidated Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/18 @ 100
5.000%, 02/15/33	1,000,000	1,069,880
San Jacinto, Community College District, GO
3.000%, 02/15/19	1,795,000	1,896,094
San Marcos, Tax & Toll Revenue, GO, AGM (A)
Pre-Refunded @ 100
5.125%, 08/15/17	600,000	634,668
Sienna Plantation Levee, Improvement District, GO, BAM
4.000%, 09/01/19	500,000	548,895
Spring Branch, Independent School District, Schoolhouse Project, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.250%, 02/01/38	1,000,000	1,035,220
Texas A&M University, Permanent University Fund, RB
Callable 07/01/21 @ 100
4.000%, 07/01/22	1,850,000	2,107,539
Texas A&M University, Permanent University Fund, Ser B, RB
Callable 07/01/25 @ 100
5.000%, 07/01/34	1,000,000	1,206,480
Texas City, Industrial Development, Arco Pipe Line Company Project, RB
7.375%, 10/01/20	500,000	618,570
Texas State, College Student Loan, GO
Callable 08/01/20 @ 100
5.000%, 08/01/21	1,000,000	1,173,530
4.625%, 08/01/30	1,200,000	1,327,884
Texas State, Department of Housing & Community Affairs, Ser B, RB, GNMA
Callable 01/01/21 @ 100
4.050%, 07/01/26	665,000	717,183
Texas State, Highway Improvement, GO
5.000%, 04/01/22	2,500,000	3,041,125
Texas State, Public Finance Authority, Cosmos Foundation, Ser A, RB (A)
Pre-Refunded @ 100
6.000%, 02/15/30	750,000	889,890
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB
5.625%, 05/01/21	1,440,000	1,648,555
5.375%, 05/01/20	1,365,000	1,519,586
5.250%, 05/01/19	1,300,000	1,413,269

Description	Face Amount	Value
Texas State, Public Finance Authority, New Frontiers School, Ser A, RB
Callable 08/15/20 @ 100
5.800%, 08/15/40	$1,100,000	$1,191,784
Texas State, Public Finance Authority, RB, BAM
5.000%, 11/01/21	1,400,000	1,598,800
Texas State, Ser A, GO
5.000%, 10/01/21	1,000,000	1,203,260
Texas State, University System, Ser A, RB
5.000%, 03/15/21	1,000,000	1,181,460
Texas State, Water Financial Assistance, Ser B, GO
Callable 08/01/18 @ 100
5.000%, 08/01/26	2,010,000	2,194,639
Titus County, Pass-Through Toll Project, Ser A, GO
4.000%, 03/01/18	555,000	581,690
Titus County, Pass-Through Toll Project, Ser B, GO
4.000%, 03/01/18	1,185,000	1,241,987
Tyler, Independent School District, School Building Project, GO (A)
Pre-Refunded @ 100
5.000%, 02/15/27	500,000	538,175
University of North Texas, Financing System Project, RB
Callable 04/15/18 @ 100
5.000%, 04/15/28	500,000	536,325
Upper Trinity, Regional Water District, RB, AGM
4.000%, 08/01/17	250,000	259,823
3.000%, 08/01/19	250,000	265,215
Waco, Health Facilities Development, Hillcrest Health System Project, Ser A, RB, NATL (A)
Pre-Refunded @ 100
5.000%, 08/01/16	1,000,000	1,011,560
Waller, Independent School District, School Building Project, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.500%, 02/15/33	1,000,000	1,084,500
Wylie, GO (A)
Pre-Refunded @ 100
5.000%, 02/15/28	1,000,000	1,076,350

		137,185,840

Utah — 0.9%
Utah State, GO
5.000%, 07/01/19	2,000,000	2,264,600

Virginia — 3.0%
Fairfax County, Sewer Authority, RB (A)
Pre-Refunded @ 100
4.000%, 07/15/25	1,500,000	1,650,150
Virginia Commonwealth, Housing Development Authority, RB
2.150%, 04/01/21	3,000,000	3,116,820
Virginia Commonwealth, Housing Development Authority, Ser A, RB
Callable 01/01/22 @ 100
2.100%, 07/01/22	895,000	923,363

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Face Amount/ Shares	Value
Virginia Commonwealth, Transportation Board, RB
4.000%, 03/15/19	$2,000,000	$2,175,120

		7,865,453

Washington — 0.4%
Everett, Public Facilities District, Ser A, RB
5.000%, 12/01/17	900,000	949,671

Wisconsin — 2.4%
State of Wisconsin, Ser 1
5.000%, 11/01/24	3,000,000	3,823,110
Wisconsin State, Ser B, GO
Callable 05/01/21 @ 100
4.500%, 05/01/31	2,000,000	2,280,020

		6,103,130

Total Municipal Bonds (Cost $235,027,475)		244,475,454

CASH EQUIVALENTS — 5.4%
AIM STIT-Government & Agency Portfolio, Private Class, 0.140%** (Cost $14,071,246)	14,071,246	14,071,246

Total Investments — 98.7% (Cost $249,098,721)†		$258,546,700

Percentages are based on Net Assets of $261,911,359.

**	Rate shown is the 7-day effective yield as of April 30, 2016
(A)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(B)	Variable Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2016.

AGM – Assured Guaranty Municipal

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

BAM – Build America Mutual

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

NATL – National Public Finance Guaranty Corporation

PSF-GTD – Texas Public School Fund Guarantee

RB – Revenue Bond

SAN – State Aid Note

Ser – Series

TA – Tax Allocation

†	At April 30, 2016, the tax basis of the Fund’s investments was $249,098,721, and the unrealized appreciation and depreciation were $11,427,841 and $(1,979,862), respectively.

The following is a list of the level of inputs used as of April 30, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$244,475,454	$—	$244,475,454
Cash Equivalent	14,071,246	—	—	14,071,246

Total Investments in Securities	$14,071,246	$244,475,454	$—	$258,546,700

For the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1700

THE ADVISORS’ INNER CIRCLE FUND II	FROST KEMPNER TREASURY AND INCOME FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2016 (Unaudited)

Description	Face Amount/ Shares	Value
U.S. TREASURY OBLIGATIONS — 86.0%
U.S. Treasury Inflationary Protection Securities
3.625%, 04/15/28	$1,056,986	$1,460,127
2.625%, 07/15/17	796,259	835,273
2.500%, 07/15/16 to 01/15/29	2,142,652	2,407,380
2.375%, 01/15/25	1,069,215	1,277,113
2.125%, 02/15/40	946,737	1,213,265
1.750%, 01/15/28	1,482,671	1,726,828
1.375%, 07/15/18 to 01/15/20	3,340,712	3,548,259

Total U.S. Treasury Obligations (Cost $11,106,024)		12,468,245

CASH EQUIVALENT — 13.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Shares, 0.170%** (Cost $1,984,270)	1,984,270	1,984,270

Total Investments — 99.7% (Cost $13,090,294)		$14,452,515

Percentages are based on Net Assets of $14,493,663.

**	Rate shown is the 7-day effective yield as of April 30, 2016.
†	At April 30, 2016, the tax basis cost of the Fund’s investments was $13,090,294, and the unrealized appreciation and depreciation were $1,366,176 and $(3,955), respectively.

As of April 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 27, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 27, 2016